Quarterly Holdings Report
for
Fidelity® Intermediate Municipal Income Fund
March 31, 2022
LIM-NPRT1-0522
1.814648.117
Municipal Bonds - 92.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.0%
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/22	1,000	1,000
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	43,790	45,261
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	5,875	6,489
5% 3/1/30	6,125	6,776
5% 3/1/31	6,135	6,776
5% 3/1/32	4,930	5,440
5% 3/1/33	7,165	7,899
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	750	760
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	2,110
5% 3/1/27	3,915	4,246
5% 3/1/28	4,225	4,569
5% 3/1/29	3,465	3,740
5% 3/1/30	4,180	4,502
TOTAL ALABAMA		99,568
Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	7,859
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	3,720	3,736
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	8,259
TOTAL ALASKA		19,854
Arizona - 2.9%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/22 (Escrowed to Maturity)	3,290	3,352
5% 10/1/23 (Escrowed to Maturity)	4,320	4,528
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/33	1,800	2,144
5% 2/1/35	1,580	1,874
5% 2/1/36	1,600	1,894
5% 2/1/37	1,700	2,011
Arizona State Lottery Rev. Series 2019, 5% 7/1/24 (Escrowed to Maturity)	4,000	4,268
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	63,345	66,996
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (b)(c)	4,925	4,923
Glendale Gen. Oblig. Series 2017:
5% 7/1/23	3,570	3,717
5% 7/1/32	2,915	3,301
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	581
5% 5/15/41	1,000	1,075
5% 5/15/56	2,625	2,788
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	8,481
5% 7/1/28	7,255	7,902
5% 7/1/29	7,905	8,592
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,765	1,885
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	2,065	2,259
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,565	3,890
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	4,022
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	10,690	11,409
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	5,170	4,441
6% 1/1/48 (d)	7,730	6,325
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	12,610	13,940
Series B, 5%, tender 10/18/22 (b)	14,370	14,657
Series C, 5%, tender 10/18/24 (b)	9,710	10,395
Series 2016 A:
4% 1/1/24	6,310	6,517
5% 1/1/23	4,855	4,976
5% 1/1/24	1,990	2,089
5% 1/1/25	7,560	8,113
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/33	7,320	8,753
5% 7/1/34	12,000	14,329
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/27 (c)	2,185	2,438
5% 7/1/28 (c)	3,085	3,457
5% 7/1/42 (c)	2,210	2,460
Series 2019 A, 5% 7/1/49	1,500	1,691
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,113
5% 7/1/30	3,680	4,242
5% 7/1/31	1,255	1,443
5% 7/1/32	3,675	4,220
5% 7/1/36	1,000	1,143
5% 7/1/39	1,090	1,230
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/22 (Escrowed to Maturity)	485	490
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	1,070	1,080
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	5,673
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/23	4,650	4,839
5% 7/1/24	1,410	1,505
5% 7/1/25	2,285	2,500
5% 7/1/27	3,000	3,424
TOTAL ARIZONA		289,375
California - 5.8%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,196
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (b)	7,020	7,131
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2014, 5% 5/1/24	5,910	6,284
Series 2016:
5% 8/1/26	14,065	15,811
5% 8/1/29	6,970	7,811
5% 9/1/29	2,755	3,093
Series 2017, 5% 8/1/30	14,245	16,262
Series 2019, 5% 4/1/30	18,800	22,573
Series 2020:
4% 3/1/23	3,535	3,615
4% 3/1/24	6,790	7,063
4% 3/1/26	3,300	3,551
4% 11/1/34	5,000	5,488
4% 11/1/35	1,000	1,095
4% 3/1/36	2,615	2,845
4% 11/1/36	9,885	10,811
5% 11/1/31	21,985	26,366
5% 11/1/31	3,500	4,198
5% 11/1/32	6,245	7,482
5% 11/1/32	10,000	11,980
Series 2021:
4% 12/1/22	7,515	7,648
4% 10/1/24	13,025	13,686
4% 10/1/26	7,965	8,647
5% 12/1/22	3,385	3,467
5% 12/1/23	9,020	9,501
5% 10/1/24	5,210	5,600
Series 2022:
5% 4/1/35	6,645	8,097
5% 4/1/35	2,520	2,908
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	4,043
Series 2020 A:
4% 4/1/35	1,170	1,238
4% 4/1/36	5,000	5,274
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	3,844	4,010
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	11,000	9,842
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 0.3%, tender 4/1/22 (b)(c)	29,400	29,400
Series 2021 B, 0.375%, tender 7/15/22 (b)(c)	12,550	12,516
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	10,845	10,590
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	500	436
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	495	397
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2012 A:
5% 4/1/22	2,040	2,040
5% 4/1/23	4,855	4,855
Series 2012 G:
5% 11/1/23	970	991
5% 11/1/24	970	991
Series 2022 C:
5% 8/1/29 (e)	995	1,137
5% 8/1/30 (e)	1,265	1,463
5% 8/1/31 (e)	555	649
5% 8/1/32 (e)	2,095	2,443
5% 8/1/33 (e)	2,085	2,427
5% 8/1/34 (e)	1,035	1,203
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (b)	15,715	18,506
Series 2015, 5% 2/1/45	4,090	4,125
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29 (Pre-Refunded to 6/1/23 @ 100)	4,855	5,042
Series 2017 A1, 5% 6/1/26 (Escrowed to Maturity)	970	1,081
Series A, 0% 6/1/24 (Escrowed to Maturity)	5,840	5,596
Los Angeles Dept. Arpt. Rev.:
Series 2018 A, 5% 5/15/34 (c)	1,000	1,115
Series 2020 C, 5% 5/15/45 (c)	5,820	6,574
Series 2022 A, 4% 5/15/37 (c)	13,805	14,628
Series A, 5% 5/15/24 (c)	2,465	2,606
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A, 5% 7/1/29	9,710	10,458
Series B, 5% 7/1/50	4,055	4,703
Los Angeles Unified School District Series 2020 C:
4% 7/1/36	3,810	4,115
5% 7/1/27	7,615	8,696
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 D, SIFMA Municipal Swap Index + 0.140% 0.65%, tender 5/21/24 (b)(f)	7,470	7,448
Mount Diablo Unified School District Series 2022 B:
4% 8/1/25 (e)	3,110	3,295
4% 8/1/26 (e)	460	495
4% 8/1/28 (e)	3,340	3,676
4% 8/1/30 (e)	530	592
4% 8/1/31 (e)	340	382
4% 8/1/33 (e)	3,490	3,872
4% 8/1/34 (e)	2,430	2,693
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	3,400	3,723
5% 8/1/28	970	1,060
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Liquidity Facility Orange County Local Trans. Auth. Sales Tax Rev.)	18,615	20,040
Port of Oakland Rev.:
Series 2012:
5% 5/1/22 (c)	4,090	4,102
5% 5/1/22 (Escrowed to Maturity) (c)	765	767
Series H, 5% 5/1/26 (c)	1,250	1,375
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/25	1,115	1,204
5% 9/1/28	1,550	1,662
5% 9/1/32	1,630	1,747
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,658
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	3,280	3,624
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23 (Pre-Refunded to 4/15/22 @ 100)	8,645	8,656
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2020 C, 5% 7/1/30 (c)	795	911
Series 2021 B:
5% 7/1/37 (c)	16,945	19,453
5% 7/1/38 (c)	17,150	19,626
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/22 (Escrowed to Maturity)	1,075	1,078
Series 2019 A:
5% 5/1/37 (c)	3,290	3,682
5% 5/1/49 (c)	15,380	16,891
Series 2022 A:
5% 5/1/26 (c)	13,120	14,358
5% 5/1/27 (c)	13,295	14,790
Series A, 5% 5/1/44 (c)	3,170	3,308
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,648
West Contra Costa Unified School District Series 2012, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	7,665	7,762
TOTAL CALIFORNIA		587,122
Colorado - 2.0%
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	6,876
Bonds Series 2019 B:
5%, tender 8/1/26 (b)	5,205	5,675
5%, tender 11/19/26 (b)	10,090	11,258
Series 2019 A1, 5% 8/1/36	4,000	4,542
Series 2019 A2, 5% 8/1/44	16,590	18,584
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	12,460	12,424
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,760	1,833
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	612
4% 7/15/35	1,900	1,986
4% 7/15/38	700	729
4% 7/15/39	1,800	1,907
5% 1/15/30	500	566
5% 7/15/30	350	398
5% 1/15/31	500	570
5% 7/15/31	500	570
5% 1/15/32	700	796
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,519
5% 6/1/31	1,580	1,848
Colorado Springs Utils. Rev.:
Series 2020:
4% 11/15/36	525	583
4% 11/15/37	670	744
5% 11/15/33	400	482
5% 11/15/33	700	843
5% 11/15/34	685	824
5% 11/15/36	440	526
5% 11/15/37	635	757
5% 11/15/38	885	1,053
Seriess 2020, 5% 11/15/35	460	553
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	36,390	38,621
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/24 (c)	4,650	4,746
Series 2017 A:
5% 11/15/24 (c)	2,230	2,382
5% 11/15/27 (c)	1,025	1,149
5% 11/15/28 (c)	5,890	6,608
5% 11/15/29 (c)	4,855	5,430
5% 11/15/30 (c)	3,885	4,340
Series 2018 A:
5% 12/1/30 (c)	7,475	8,666
5% 12/1/31 (c)	15,915	17,858
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,271
0% 9/1/37	2,915	1,768
0% 9/1/38	3,650	2,125
Series 2020 A:
5% 9/1/28	2,000	2,308
5% 9/1/34	1,135	1,337
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	23,355	23,230
TOTAL COLORADO		202,897
Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	2,915	2,960
Series 2016 A, 5% 3/15/26	2,940	3,255
Series 2016 E:
5% 10/15/26	3,445	3,862
5% 10/15/29	4,975	5,529
Series 2018 E:
5% 9/15/27	4,050	4,620
5% 9/15/28	4,000	4,642
5% 9/15/29	4,000	4,627
5% 9/15/30	4,000	4,611
Series 2018 F, 5% 9/15/27	1,000	1,141
Series 2019 A:
5% 4/15/30	2,345	2,733
5% 4/15/34	2,635	3,036
5% 4/15/35	915	1,052
Series 2020 B, 5% 1/15/26	975	1,076
Series 2020 C:
4% 6/1/35	1,000	1,080
4% 6/1/37	950	1,017
Series 2021 B, 4% 1/15/39	6,745	7,221
Series 2021 D:
5% 7/15/22	4,295	4,344
5% 7/15/23	3,425	3,566
Series A:
3% 1/15/23	2,030	2,056
3% 1/15/24	1,300	1,326
4% 1/15/24	880	913
Series B, 5% 1/15/25	2,000	2,156
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (b)	5,250	5,225
Series 2014 B, 1.8%, tender 7/1/24 (b)	7,890	7,861
Series 2017 A1, 5%, tender 7/1/22 (b)	10,400	10,498
Series 2017 B, 0.55%, tender 7/3/23 (b)	750	737
Series 2020 B, 5%, tender 1/1/27 (b)	2,555	2,861
Series 2018 S:
5% 7/1/26	2,200	2,431
5% 7/1/29	970	1,104
Series 2019 A, 5% 7/1/34 (d)	6,000	5,983
Series 2019 Q-1:
5% 11/1/22	1,630	1,665
5% 11/1/24	1,760	1,892
5% 11/1/25	1,205	1,326
5% 11/1/27	3,115	3,572
5% 11/1/28	1,780	2,077
Series 2020 A:
4% 7/1/36	1,750	1,858
4% 7/1/38	1,580	1,668
5% 7/1/29	1,000	1,172
5% 7/1/30	1,830	2,148
5% 7/1/31	2,975	3,451
5% 7/1/33	4,925	5,680
5% 7/1/34	2,050	2,359
5% 7/1/35	3,200	3,673
Series 2020 K, 4% 7/1/45	350	369
Series 2022 M:
5% 7/1/29 (e)	820	938
5% 7/1/32 (e)	3,915	4,613
5% 7/1/33 (e)	3,270	3,848
Series N:
4% 7/1/39	4,400	4,512
4% 7/1/49	3,025	3,058
Connecticut Hsg. Fin. Auth. Series 2021 D1, 3% 5/15/51	27,110	27,245
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	2,200	2,581
Series A:
5% 5/1/23	1,335	1,382
5% 5/1/29	3,675	4,308
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,526	1,575
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	2,787
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	1,956
5% 11/1/27	2,050	2,331
5% 11/1/28	1,260	1,455
TOTAL CONNECTICUT		199,022
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	4,110	3,926
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	2,790	3,295
Series 2020 A, 5% 1/1/31	3,700	4,446
Delaware River & Bay Auth. Rev. Series 2021:
4% 1/1/39	1,350	1,491
4% 1/1/40	1,200	1,323
4% 1/1/41	700	771
4% 1/1/42	365	401
5% 1/1/27	730	828
5% 1/1/31	150	181
5% 1/1/36	510	616
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,589
TOTAL DELAWARE		19,867
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/24	1,235	1,302
5% 1/1/25	2,670	2,806
TOTAL DELAWARE, NEW JERSEY		4,108
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/36	2,500	2,753
4% 2/1/37	2,500	2,745
Series 2021 E, 4% 2/1/37	3,240	3,558
District of Columbia Income Tax Rev.:
Series 2020 A, 5% 3/1/24	1,570	1,664
Series 2020 B:
5% 10/1/22	1,880	1,915
5% 10/1/23	10,000	10,487
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2022 E, 3%, tender 10/1/27 (b)	9,535	9,811
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,251
4% 10/1/36	1,760	1,856
4% 10/1/37	1,770	1,865
4% 10/1/38	735	773
5% 10/1/33	1,250	1,425
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	2,335	2,614
5% 10/1/34 (c)	1,940	2,168
5% 10/1/36 (c)	1,820	2,037
Series 2018 A:
5% 10/1/28 (c)	3,885	4,409
5% 10/1/29 (c)	4,030	4,562
5% 10/1/30 (c)	3,165	3,582
5% 10/1/31 (c)	4,540	5,126
Series 2019 A:
5% 10/1/22 (c)	795	809
5% 10/1/23 (c)	1,160	1,214
5% 10/1/24 (c)	2,395	2,554
5% 10/1/25 (c)	1,530	1,660
Series 2021 A:
4% 10/1/37 (c)	1,680	1,775
4% 10/1/38 (c)	1,865	1,967
5% 10/1/30 (c)	7,470	8,664
5% 10/1/31 (c)	12,695	14,892
5% 10/1/32 (c)	18,670	21,843
5% 10/1/33 (c)	18,370	21,422
5% 10/1/34 (c)	4,480	5,217
5% 10/1/35 (c)	3,985	4,629
5% 10/1/36 (c)	3,175	3,689
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	9,019
TOTAL DISTRICT OF COLUMBIA		163,955
Florida - 9.2%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/22	1,350	1,363
5% 7/1/23	2,530	2,630
5% 7/1/27	4,285	4,875
5% 7/1/28	7,045	8,160
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/30 (e)	2,690	2,957
5% 4/1/32 (e)	620	690
5% 4/1/37 (e)	985	1,082
5% 4/1/39 (e)	1,670	1,826
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,413
5% 7/1/30	7,240	7,699
Series 2015 C, 5% 7/1/24	2,915	3,093
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,056
Series 2015 A, 5% 10/1/34 (c)	2,000	2,151
Series 2017:
5% 10/1/23 (c)	1,000	1,042
5% 10/1/30 (c)	2,050	2,286
5% 10/1/31 (c)	3,100	3,451
5% 10/1/35 (c)	1,000	1,109
Series 2019 B:
5% 10/1/28 (c)	6,000	6,801
5% 10/1/29 (c)	5,000	5,737
Series A:
5% 10/1/29 (c)	4,090	4,416
5% 10/1/31 (c)	2,915	3,143
5% 10/1/32 (c)	3,885	4,184
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,442
5% 9/1/32	1,055	1,234
Series 2019 B:
4% 9/1/37 (c)	1,970	2,057
5% 9/1/28 (c)	710	825
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,463
5% 7/1/26	4,320	4,358
Series 2012 A:
5% 7/1/22	4,855	4,902
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,020	4,059
Series 2015 A:
5% 7/1/26	11,170	12,174
5% 7/1/27	8,900	9,700
5% 7/1/28	3,885	4,234
Series 2015 B:
5% 7/1/25	2,100	2,292
5% 7/1/26	11,335	12,353
5% 7/1/27	7,670	8,359
5% 7/1/28	13,120	14,299
Series 2016, 5% 7/1/32	2,430	2,681
Series 2020 A, 5% 7/1/31	3,000	3,586
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	2,248
5% 10/1/34	1,250	1,394
5% 10/1/35	500	557
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 B, 5% 7/1/35	5,000	5,774
Series 2021:
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,050	1,092
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885	944
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,140	4,636
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/22	2,545	2,561
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/22	650	662
5% 10/1/23	810	848
5% 10/1/24	740	794
5% 10/1/25	1,115	1,225
5% 10/1/31	2,445	2,876
5% 10/1/34	5,390	6,299
5% 10/1/36	3,000	3,491
5% 10/1/37	6,135	7,122
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,633
5% 7/1/28	970	1,054
5% 7/1/30	6,440	6,989
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	4,661
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	7,359
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,791
5% 3/1/30	1,715	1,870
5% 3/1/31	1,805	1,960
5% 3/1/32	1,890	2,049
Series 2019:
5% 10/1/28	1,060	1,195
5% 10/1/30	1,500	1,699
5% 10/1/31	1,750	1,972
5% 10/1/32	1,305	1,464
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,790
5% 10/1/28	5,000	5,410
5% 10/1/29	2,645	2,858
5% 10/1/30	2,405	2,594
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	1,979
5% 10/1/31	1,940	2,159
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	12,164
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,750	2,801
Series 2015 B:
5% 10/1/24	970	1,041
5% 10/1/27	1,455	1,597
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A:
5% 10/1/28 (Pre-Refunded to 10/1/27 @ 100) (c)	3,380	3,867
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	1,970	2,254
Series 2019 A, 5% 10/1/44 (c)	14,200	15,812
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	1,245	1,355
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	2,430	2,645
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/22 (c)	1,600	1,625
5% 9/1/23 (c)	1,940	2,019
5% 9/1/24 (c)	2,135	2,270
5% 9/1/25 (c)	2,150	2,340
5% 9/1/26 (c)	2,200	2,449
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	3,285	3,657
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	8,099
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,758
5% 7/1/25	1,940	2,110
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	7,464
Series A:
4% 10/1/35	5,000	5,412
5% 10/1/30	5,055	5,971
5% 10/1/31	2,625	3,077
5% 10/1/32	4,385	5,131
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	3,959
5% 10/1/23	5,165	5,251
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (Pre-Refunded to 6/1/24 @ 100)	970	1,032
5% 6/1/26 (Pre-Refunded to 6/1/24 @ 100)	1,750	1,861
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	485	516
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/23 (c)	1,330	1,386
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	11,585	12,631
Series 2019 A1:
5% 4/1/33	1,650	1,892
5% 4/1/34	3,250	3,717
5% 4/1/35	6,325	7,219
5% 4/1/37	2,190	2,489
5% 4/1/39	1,500	1,696
Manatee County School District Series 2017, 5% 10/1/25 (Assured Guaranty Muni. Corp. Insured)	1,940	2,124
Miami-Dade County Series 2021 B2, 4% 10/1/38	3,000	3,243
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (c)	2,915	2,964
5% 10/1/23 (c)	250	254
5% 10/1/24 (c)	9,710	9,862
5% 10/1/24	2,100	2,137
Series 2014 A:
5% 10/1/27 (c)	1,770	1,873
5% 10/1/29 (c)	2,725	2,881
5% 10/1/33 (c)	5,440	5,733
5% 10/1/37	7,185	7,573
Series 2015 A:
5% 10/1/35 (c)	2,430	2,557
5% 10/1/38 (c)	1,335	1,429
Series 2016 A:
5% 10/1/30	2,430	2,699
5% 10/1/31	970	1,076
Series 2017 B, 5% 10/1/40 (c)	3,190	3,484
Series 2020 A:
4% 10/1/36	2,000	2,118
4% 10/1/38	2,250	2,377
5% 10/1/32	2,150	2,488
5% 10/1/33	3,325	3,842
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	2,185	2,226
Series 2016:
5% 10/1/28	5,385	6,025
5% 10/1/29	3,985	4,451
5% 10/1/30	7,215	8,059
Series 2021 A:
4% 4/1/44	8,990	9,568
4% 4/1/46	9,860	10,416
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	8,006
Series 2014 A, 5% 7/1/44	2,815	2,962
Series 2016 A:
5% 7/1/32	3,865	4,282
5% 7/1/33	3,205	3,544
Series A:
5% 7/1/31	1,455	1,611
5% 7/1/34	970	1,072
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,154
Series 2016 A:
5% 7/1/29	10,905	12,897
5% 7/1/31	11,690	14,090
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(c)	1,950	1,901
(Waste Mgmt., Inc. Proj.) Series 2018 A, 0.885%, tender 7/1/24 (b)(c)	9,620	9,570
Series 2011, 0.4%, tender 11/1/22 (b)(c)	6,500	6,461
Series 2018 B, 0.885%, tender 7/1/24 (b)(c)	12,500	12,435
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	12,171
5% 11/1/25	11,880	12,726
5% 11/1/26	7,720	8,270
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	4,100	4,455
Series 2015 B, 5% 5/1/28	13,295	14,371
Series 2015 D:
5% 2/1/29	3,935	4,313
5% 2/1/30	6,310	6,902
Series 2016 A:
5% 8/1/27	7,340	8,161
5% 5/1/31	19,200	21,114
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,625	1,641
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	12,285	12,285
Series 2012 B, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	5,050	5,050
Series 2016 A, 5% 10/1/39	4,180	4,607
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,885	3,934
Series 2015 C, 5% 8/1/29 (Pre-Refunded to 8/1/25 @ 100)	6,800	7,442
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A:
5% 10/1/23	1,650	1,730
5% 10/1/25	875	962
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	347
5% 12/1/24 (Escrowed to Maturity)	660	712
Palm Beach County Health Facilities Auth. Rev. Series 2015 C:
5% 5/15/25	1,805	1,923
5% 5/15/30	1,670	1,745
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,395
Series 2015 B:
5% 8/1/25	1,580	1,725
5% 8/1/26	10,160	11,132
5% 8/1/27	8,045	8,799
5% 8/1/28	5,325	5,809
Series 2015 D:
5% 8/1/26	23,370	25,606
5% 8/1/27	10,595	11,587
5% 8/1/28	3,620	3,949
Series 2017 A, 5% 8/1/26	21,905	24,422
Series 2018 A:
5% 8/1/22	1,865	1,889
5% 8/1/23	1,115	1,162
5% 8/1/24	1,270	1,354
5% 8/1/25	4,550	4,967
5% 8/1/26	1,880	2,096
Series 2021 A:
5% 8/1/38	3,720	4,416
5% 8/1/39	7,440	8,818
Pasco County Gen. Oblig. (Jail Projs.) Series 2021 B:
5% 10/1/32	2,175	2,615
5% 10/1/34	2,400	2,876
5% 10/1/38	2,905	3,466
5% 10/1/39	3,060	3,644
5% 10/1/40	3,215	3,823
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	3,000	3,552
5% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	2,250	2,661
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	529
5% 7/1/39	1,000	1,060
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	2,012
5% 7/1/27	4,130	4,280
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,017
5% 7/1/24	1,700	1,814
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,279
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,617
5% 8/15/25	3,980	4,331
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,750	1,888
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	3,040
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,385
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,845	1,874
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	423
4% 10/15/36	375	396
4% 10/15/38	750	791
4% 10/15/39	1,000	1,053
5% 10/15/44	1,365	1,539
5% 10/15/49	2,560	2,869
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,318
Series 2019:
5% 8/1/22	3,250	3,291
5% 8/1/23	3,450	3,596
5% 8/1/24	1,800	1,918
TOTAL FLORIDA		923,146
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2020 A:
5% 7/1/26	4,290	4,775
5% 7/1/27	9,365	10,590
Series 2021 C:
4% 7/1/38 (c)	745	785
5% 7/1/23 (c)	690	716
5% 7/1/25 (c)	710	766
5% 7/1/32 (c)	750	875
5% 7/1/33 (c)	1,050	1,221
5% 7/1/34 (c)	750	871
5% 7/1/35 (c)	1,000	1,160
5% 7/1/36 (c)	1,050	1,217
5% 7/1/37 (c)	1,115	1,288
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	1,058
5% 11/1/29	2,430	2,651
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	1,868
5% 7/1/27	1,500	1,716
5% 7/1/38	2,000	2,296
5% 7/1/39	1,250	1,433
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,000	1,995
Series 2008, 2.925%, tender 3/12/24 (b)	5,000	5,020
Series 2012, 1.7%, tender 8/22/24 (b)	9,660	9,428
Series 2013 1st, 2.925%, tender 3/12/24 (b)	7,770	7,801
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (b)	12,665	13,930
Series 2019 B, 5%, tender 7/1/29 (b)	10,100	11,682
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,440
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,068
5% 7/1/26	1,000	1,120
5% 7/1/28	2,000	2,330
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,472
5% 7/1/36	1,300	1,499
5% 7/1/37	1,600	1,841
5% 7/1/39	1,250	1,433
Series 2019, 5% 6/15/44	2,365	2,729
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	9,522
4% 8/1/35	15,000	16,696
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,109
5% 1/1/28	520	593
5% 1/1/29	1,140	1,314
5% 1/1/31	700	806
5% 1/1/32	515	591
5% 1/1/33	1,200	1,370
Series 2020 A:
4% 1/1/34	1,870	1,986
5% 11/1/27	600	684
5% 11/1/28	820	950
5% 11/1/29	935	1,097
5% 1/1/31	1,000	1,182
5% 1/1/31	1,250	1,478
5% 1/1/32	1,150	1,357
5% 1/1/32	1,000	1,180
5% 1/1/33	1,000	1,178
5% 1/1/35	1,000	1,167
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,710	1,786
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,100	1,149
4% 1/1/51	630	623
5% 1/1/56	1,635	1,814
5% 1/1/56	560	619
5% 1/1/56	820	915
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	3,345	3,758
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	2,000	2,244
5% 1/1/63	1,485	1,630
Series GG:
5% 1/1/24	3,520	3,599
5% 1/1/25	1,215	1,242
5% 1/1/26	4,855	4,963
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,461
Series Q, 5% 10/1/22	1,940	1,976
Series S:
5% 10/1/22	1,240	1,263
5% 10/1/24	2,355	2,391
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	28,250	29,111
Series 2019 B, 4%, tender 12/2/24 (b)	26,260	27,401
Series 2021 A, 4%, tender 9/1/27 (b)	37,145	39,352
Series 2022 E, 4%, tender 12/1/29 (b)	28,790	30,548
Series 2018 A, 4% 3/1/23	1,700	1,735
Series 2022 A, 4% 12/1/29	3,515	3,748
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	955	1,020
4% 4/1/41	1,500	1,595
5% 4/1/32	800	949
5% 4/1/34	2,420	2,858
Series 2020 B, 5% 9/1/34	3,500	4,150
TOTAL GEORGIA		320,234
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (c)	925	968
4% 7/1/37 (c)	1,385	1,448
4% 7/1/38 (c)	1,400	1,462
4% 7/1/39 (c)	1,500	1,564
4% 7/1/40 (c)	535	557
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,456
5% 1/1/35	5,000	5,795
Series 2019, 5% 1/1/30	5,140	6,023
Series 2020 A:
4% 7/1/33 (c)	1,000	1,084
4% 7/1/35 (c)	280	303
Honolulu City & County Gen. Oblig.:
Series 2017 D:
5% 9/1/22	3,885	3,946
5% 9/1/26	3,110	3,490
Series 2019 A:
5% 9/1/27	2,000	2,290
5% 9/1/30	6,500	7,551
Series 2019 D, 5% 8/1/26	4,500	5,041
Series 2020 F:
5% 7/1/33	1,955	2,324
5% 7/1/34	860	1,021
Series 2022 A:
5% 11/1/23 (e)	2,220	2,301
5% 11/1/25 (e)	2,620	2,844
5% 11/1/26 (e)	700	776
5% 11/1/27 (e)	2,630	2,970
5% 11/1/28 (e)	4,210	4,834
Series C:
4% 7/1/34	850	940
4% 7/1/37	750	824
4% 7/1/39	1,200	1,309
4% 7/1/40	1,250	1,357
4% 7/1/41	1,000	1,084
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	5,586
5% 10/1/30	4,280	5,172
Series 2020 D, 5% 10/1/29	1,025	1,219
TOTAL HAWAII		77,539
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/22	3,285	3,321
5% 7/15/23	1,575	1,639
5% 7/15/24	1,260	1,344
5% 7/15/25	1,260	1,377
5% 7/15/27	3,140	3,582
Series 2019 A, 4% 1/1/50	865	895
Series 2021 A:
4% 7/15/36	750	823
4% 7/15/37	750	822
4% 7/15/38	1,750	1,915
4% 7/15/39	1,500	1,636
TOTAL IDAHO		17,354
Illinois - 9.5%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	719
0% 1/1/28	575	483
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	1,880	1,910
Series 2015 C, 5.25% 12/1/39	1,455	1,527
Series 2016 B, 6.5% 12/1/46	700	794
Series 2017 A, 7% 12/1/46 (d)	2,400	2,828
Series 2017 C, 5% 12/1/26	905	981
Series 2017 D, 5% 12/1/27	2,500	2,729
Series 2017 H:
5% 12/1/36	5,215	5,606
5% 12/1/46	3,275	3,477
Series 2018 A:
5% 12/1/24	560	593
5% 12/1/27	6,280	6,856
5% 12/1/33	700	758
5% 12/1/34	1,400	1,515
Series 2018 C:
5% 12/1/24	725	768
5% 12/1/26	4,625	5,015
5% 12/1/46	11,410	12,169
Series 2019 A:
5% 12/1/24	2,300	2,437
5% 12/1/28	6,520	7,156
5% 12/1/28	510	560
5% 12/1/29	930	1,023
5% 12/1/30	900	985
5% 12/1/32	1,250	1,362
Series 2021 B, 5% 12/1/31	3,250	3,576
Series 2022 A, 5% 12/1/47	11,070	11,899
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/30 (c)	2,980	3,105
5% 1/1/32 (c)	6,310	6,573
Series 2014 B, 5% 1/1/24	3,235	3,401
Series 2016 A:
5% 1/1/29 (c)	2,155	2,336
5% 1/1/30 (c)	3,290	3,567
5% 1/1/31 (c)	3,850	4,176
Series 2016 B, 5% 1/1/41	3,390	3,680
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	1,045	1,092
Series 2015 B, 5% 1/1/32	5,235	5,579
Series 2015 C, 5% 1/1/24 (c)	1,245	1,301
Series 2016 C:
5% 1/1/23	2,595	2,660
5% 1/1/24	1,455	1,530
5% 1/1/25	2,285	2,455
5% 1/1/26	1,940	2,124
5% 1/1/33	2,305	2,512
5% 1/1/34	2,670	2,905
Series 2016 D, 5% 1/1/52	6,740	7,301
Series 2017 D:
5% 1/1/27 (c)	2,415	2,661
5% 1/1/28 (c)	460	506
5% 1/1/31 (c)	2,850	3,115
5% 1/1/33 (c)	1,455	1,587
Series 2018 A:
5% 1/1/48 (c)	3,585	3,902
5% 1/1/53 (c)	6,110	6,638
Series 2018 B, 5% 1/1/53	2,155	2,382
Series 2020 A, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	5,000	5,314
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,726
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2017:
5% 6/1/22	1,685	1,695
5% 6/1/23	1,520	1,575
Series 2021:
5% 6/1/27	2,250	2,549
5% 6/1/28	2,500	2,881
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,263
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	990	997
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	977
5% 12/15/24	1,310	1,320
Series 2012 C, 5% 12/15/25	2,060	2,076
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/22	2,325	2,375
5% 11/15/23	4,835	4,929
5% 11/15/24	18,115	18,488
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	505	516
Series 2021 A:
5% 11/15/22	3,725	3,805
5% 11/15/23	1,050	1,101
5% 11/15/24	1,150	1,232
5% 11/15/25	1,150	1,261
5% 11/15/26	2,300	2,568
Series 2021 B:
4% 11/15/26	1,575	1,690
4% 11/15/27	1,585	1,713
4% 11/15/28	795	866
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,532
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	1,190	1,337
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	28,065	27,395
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (b)(c)	7,000	6,943
Illinois Fin. Auth.:
Series 2020 A:
5% 8/15/30	2,170	2,575
5% 8/15/31	1,060	1,249
5% 8/15/32	1,500	1,763
5% 8/15/33	1,250	1,464
Series 2021 A, 4% 7/15/39	1,500	1,592
Series 2022 A:
5% 8/15/38 (e)	2,700	3,184
5% 8/15/39 (e)	3,300	3,878
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,353
5% 8/1/24	1,480	1,554
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34 (Pre-Refunded to 9/1/24 @ 100)	585	627
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,514
5% 7/15/26	1,940	2,169
5% 7/15/28	2,040	2,350
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	11,266
5% 5/15/30	9,845	11,202
5% 5/15/31	21,400	24,289
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	2,862
5% 2/15/29	10,570	11,930
5% 2/15/36	2,200	2,458
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	7,688
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	904
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,127
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	951
Bonds:
Series 2017 B, 5%, tender 12/15/22 (b)	16,420	16,816
Series E, 2.25%, tender 4/29/22 (b)	1,820	1,821
Series 2012:
5% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	7,865	7,987
5% 9/1/38 (Pre-Refunded to 9/1/22 @ 100)	10,595	10,759
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	3,170	3,239
Series 2013:
5% 11/15/26	2,600	2,655
5% 11/15/29	780	796
5% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	7,665	7,700
Series 2015 A:
5% 5/15/25	760	810
5% 11/15/27	1,015	1,108
5% 11/15/28	1,215	1,322
5% 11/15/29	1,830	1,986
5% 11/15/32	3,375	3,656
5% 11/15/35	1,500	1,622
Series 2015 B, 5% 11/15/26	2,940	3,181
Series 2015 C:
5% 8/15/35	5,925	6,410
5% 8/15/44	28,260	30,486
Series 2016 A:
5% 2/15/24	1,455	1,538
5% 2/15/25	995	1,075
5% 2/15/26	1,455	1,608
5% 7/1/30	2,545	2,810
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,578
5% 7/1/34	1,650	1,820
5% 7/1/36	5,715	6,305
5% 2/15/45	1,600	1,740
Series 2016 C:
3.75% 2/15/34	1,250	1,312
4% 2/15/36	5,330	5,673
5% 2/15/24	565	596
5% 2/15/31	1,650	1,854
5% 2/15/32	12,195	13,674
5% 2/15/33	4,855	5,439
5% 2/15/41	6,865	7,637
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	38
5% 5/15/28	2,380	2,605
5% 5/15/29	1,330	1,455
5% 12/1/29	1,755	1,943
5% 12/1/40	4,765	5,236
5% 12/1/46	3,250	3,557
Series 2017 A:
5% 1/1/34	2,485	2,742
5% 8/1/47	750	803
Series 2017:
5% 7/1/29	5,030	5,673
5% 1/1/30	4,855	5,468
5% 7/1/31	8,630	9,687
Series 2018 A, 5% 1/1/44	19,010	21,161
Series 2019:
5% 9/1/29	650	740
5% 9/1/31	500	564
5% 9/1/32	1,000	1,123
5% 9/1/34	1,100	1,224
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,597
Series 2012 A:
4% 1/1/23	2,130	2,136
5% 1/1/33	3,495	3,506
Series 2012:
5% 8/1/22	6,410	6,482
5% 8/1/23	3,310	3,434
Series 2013, 5.5% 7/1/38	3,885	4,068
Series 2014:
5% 4/1/23	7,400	7,613
5% 2/1/26	2,195	2,314
5% 2/1/27	2,590	2,728
5% 4/1/28	2,070	2,189
5% 5/1/28	910	964
5% 5/1/32	2,430	2,565
5% 5/1/33	6,410	6,763
5.25% 2/1/31	10,195	10,769
Series 2016:
5% 2/1/23	1,530	1,568
5% 6/1/25	7,620	8,194
5% 6/1/26	1,035	1,128
5% 2/1/27	8,355	9,159
5% 2/1/28	5,965	6,517
5% 2/1/29	5,605	6,126
Series 2017 A, 5% 12/1/38	1,250	1,345
Series 2017 D, 5% 11/1/25	12,765	13,818
Series 2019 B:
5% 9/1/22	5,475	5,551
5% 9/1/23	5,580	5,800
5% 9/1/24	5,580	5,920
Series 2020 B, 5% 10/1/30	11,425	12,975
Series 2021 C, 4% 3/1/23	7,040	7,167
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,750	8,328
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 C, 5% 4/1/28	1,200	1,377
Series D, 3.75% 4/1/50	1,875	1,932
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	10,587
5% 2/1/31	3,465	3,771
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	8,000	8,271
Series 2021 C:
5% 6/15/23	1,480	1,532
5% 6/15/24	1,710	1,808
5% 6/15/25	985	1,062
5% 6/15/26	1,500	1,647
5% 6/15/27	3,000	3,329
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	6,202
Series 2016 A, 5% 12/1/31	1,735	1,898
Series 2019 A, 5% 1/1/44	3,730	4,238
Series A:
5% 1/1/39	2,100	2,423
5% 1/1/41	4,580	5,262
Series C:
5% 1/1/25	3,900	4,206
5% 1/1/26	4,650	5,136
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	9,354
Series 2017, 5% 1/1/29	1,790	2,045
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	7,810	7,496
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	3,880	3,710
0% 1/15/24 (Escrowed to Maturity)	3,325	3,212
0% 1/15/25	7,510	6,964
0% 1/15/26	5,645	5,077
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,360
5% 2/1/27	5,825	6,313
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,483
Series 2010 B1:
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	2,160	790
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,985	1,391
Series 2002 A, 0% 6/15/31	1,755	1,264
Series 2002:
0% 12/15/23	4,015	3,828
0% 12/15/23 (Escrowed to Maturity)	100	97
Series 2012 A, 5% 6/15/42	12,500	12,596
Series 2020 A, 5% 6/15/50	38,595	41,129
Series 2022 A:
0% 6/15/36	1,350	750
0% 6/15/37	1,395	739
0% 12/15/37	1,380	716
0% 6/15/38	1,500	756
0% 12/15/38	1,500	740
0% 6/15/39	1,750	838
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	10,460	10,812
5% 6/1/24	13,685	14,457
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	3,995
6.25% 10/1/38	3,785	4,012
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,600	4,996
TOTAL ILLINOIS		953,244
Indiana - 2.0%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/3/22 (b)(c)	1,600	1,591
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 1.05%, tender 6/1/22 (b)(c)	25,000	24,991
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	1,550	1,429
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	2,750	2,530
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	5,045	5,103
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2011 L, 0.7%, tender 1/1/26 (b)	24,895	23,583
Series 2013, 5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	3,020	3,153
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,066
Series 2015, 5% 3/1/36	8,060	8,687
Series 2016:
5% 9/1/26	970	1,089
5% 9/1/29	485	536
5% 9/1/36	2,090	2,306
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,100	2,137
Series 2015 A:
5% 10/1/26	2,405	2,576
5% 10/1/28	1,145	1,226
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2:
2%, tender 8/1/22 (b)	45	45
2%, tender 2/1/23 (b)	8,885	8,900
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	3,640	3,352
Series 2021 B, 3% 7/1/50	2,685	2,699
Series A, 3% 7/1/51	1,885	1,895
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	695
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	283
5% 1/1/25	695	701
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	278
5% 1/1/26	1,895	1,913
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	777
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	4,710	5,031
Series 2021 A:
5% 6/1/22	760	765
5% 6/1/24	1,800	1,902
Indianapolis Thermal Energy Sys. Series 2016 A:
5% 10/1/24	10,585	11,341
5% 10/1/25	11,400	12,509
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/22	970	981
5% 7/15/23	1,295	1,328
5% 7/15/23 (Pre-Refunded to 1/15/23 @ 100)	1,325	1,361
5% 7/15/24 (Pre-Refunded to 1/15/23 @ 100)	4,065	4,176
5% 7/15/25 (Pre-Refunded to 1/15/23 @ 100)	4,205	4,319
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,349
5% 4/1/30	2,220	2,517
5% 4/1/33	1,445	1,628
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(c)	32,790	33,381
Series 2017, 5%, tender 11/1/24 (b)(c)	2,500	2,672
Series 2019 A, 5%, tender 6/5/26 (b)(c)	12,305	13,480
TOTAL INDIANA		202,281
Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,458
5% 5/15/48	2,910	2,986
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(c)	4,130	4,106
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 0.375% 6/1/30	640	639
TOTAL IOWA		9,189
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	995	1,011
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	4,285	4,351
Series 2012 B, 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,455	1,478
Series 2016 A:
5% 9/1/30	970	1,060
5% 9/1/32	1,115	1,218
TOTAL KANSAS		9,118
Kentucky - 2.4%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,229
5% 2/1/28	880	1,000
5% 2/1/29	530	611
5% 2/1/31	460	526
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	7,955	7,538
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	860
5% 1/1/26	585	642
5% 1/1/29	1,555	1,709
5% 1/1/30	1,625	1,787
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	1,947
5% 9/1/28	1,880	2,173
5% 9/1/30	520	605
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	460	502
4% 6/1/33	375	408
4% 6/1/35	235	254
4% 6/1/38	570	614
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,260
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,864
5% 6/1/26	1,815	1,963
5% 6/1/27	1,910	2,063
5% 6/1/28	2,005	2,161
5% 6/1/29	2,105	2,265
5% 6/1/30	2,215	2,379
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	3,755	3,933
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,306
Series D:
5% 5/1/27	970	1,093
5% 5/1/28	970	1,099
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	18,409
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,539
5% 5/1/29	565	645
5% 5/1/31	1,425	1,629
Series 2015, 5% 8/1/28	1,035	1,127
Series 2016 A:
5% 2/1/29	5,555	6,104
5% 2/1/30	5,670	6,226
5% 2/1/32	2,230	2,445
5% 2/1/33	2,770	3,035
Series 2016 B, 5% 11/1/26	4,825	5,394
Series 2017, 5% 4/1/27	4,625	5,203
Series 2018, 5% 5/1/22	1,430	1,434
Series A:
5% 11/1/31	2,000	2,288
5% 11/1/32	3,000	3,427
5% 11/1/33	1,500	1,711
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (b)	41,220	43,392
Series C1, 4%, tender 6/1/25 (b)	28,000	29,055
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	7,565	7,884
Series 2020 C, 5%, tender 10/1/26 (b)	2,595	2,891
Series 2020 D, 5%, tender 10/1/29 (b)	3,700	4,270
Series 2013 A:
5.5% 10/1/33	2,430	2,549
5.75% 10/1/38	6,245	6,565
Series 2016 A:
5% 10/1/29	17,585	19,586
5% 10/1/32	3,230	3,586
Series 2020 A, 5% 10/1/37	4,300	4,982
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	1,910	1,922
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	5,100	5,132
TOTAL KENTUCKY		240,221
Louisiana - 0.6%
Jefferson Parish Consolidated Sewerage District # 1 Rev. Series 2022:
4% 2/1/35 (e)	3,465	3,773
4% 2/1/36 (e)	1,960	2,130
4% 2/1/38 (e)	1,445	1,565
4% 2/1/39 (e)	2,890	3,125
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,260	1,291
5% 12/15/23	2,915	3,064
Series 2018 E:
5% 7/1/35	1,655	1,870
5% 7/1/36	1,795	2,027
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,430	2,550
5% 1/1/25 (c)	2,915	3,104
5% 1/1/27 (c)	2,185	2,324
Series 2017 B:
5% 1/1/29 (c)	390	428
5% 1/1/31 (c)	730	798
5% 1/1/36 (c)	630	685
5% 1/1/37 (c)	485	527
Series 2017 D2:
5% 1/1/26 (c)	730	791
5% 1/1/29 (c)	485	532
5% 1/1/30 (c)	665	728
5% 1/1/32 (c)	1,495	1,632
5% 1/1/35 (c)	1,115	1,214
5% 1/1/38 (c)	570	619
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	9,665	9,348
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	9,120	9,072
2.1%, tender 7/1/24 (b)	4,670	4,600
TOTAL LOUISIANA		57,797
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	4,215	4,385
Series 2016 A:
4% 7/1/41	2,030	2,094
4% 7/1/46	2,765	2,832
5% 7/1/41	860	928
5% 7/1/46	585	627
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,438
5% 7/1/27	1,940	2,116
TOTAL MAINE		15,420
Maryland - 1.7%
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	8,040
Series 2021:
5% 3/1/23	1,245	1,284
5% 3/1/25	1,520	1,653
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	3,907
5% 7/1/31	6,580	7,365
5% 7/1/33	6,635	7,409
Series 2017 D, 5% 7/1/33	5,630	6,287
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	4,030	4,167
Series 2019 C, 3.5% 3/1/50	3,825	3,902
Maryland Dept. of Trans.:
Series 2021 B:
5% 8/1/32 (c)	1,250	1,456
5% 8/1/33 (c)	1,000	1,159
5% 8/1/35 (c)	1,850	2,127
5% 8/1/36 (c)	1,000	1,147
Series 2022 A:
5% 12/1/23	2,055	2,163
5% 12/1/25	1,400	1,553
5% 12/1/28	1,265	1,485
Series 2022 B:
5% 12/1/24	2,370	2,495
5% 12/1/25 (e)	3,500	3,767
Series 2022, 5% 12/1/26	1,205	1,366
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,482
5% 6/1/24	1,455	1,539
5% 6/1/25	1,455	1,573
5% 6/1/26	1,940	2,138
5% 6/1/27	1,310	1,468
5% 6/1/31	970	1,090
5% 6/1/32	970	1,088
Maryland Econ. Dev. Corp. (Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	484
4% 9/1/40	2,095	2,083
4% 9/1/50	2,625	2,549
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/29	26,455	31,567
Series 2022 2C:
4% 3/1/28	7,595	8,408
5% 3/1/26	11,000	12,265
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	515
4% 6/1/46	750	757
4% 6/1/51	1,000	1,005
4% 6/1/55	1,000	1,002
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2013 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,210	1,222
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,030	1,040
Series 2015:
5% 7/1/27	1,000	1,090
5% 7/1/28	1,300	1,414
5% 7/1/29	2,200	2,389
5% 7/1/31	1,000	1,083
Series 2016 A:
4% 7/1/42	1,410	1,468
5% 7/1/33	2,185	2,411
5% 7/1/34	1,600	1,764
5% 7/1/35	605	667
5% 7/1/36	1,700	1,872
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	6,714
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/24	3,400	3,632
5% 7/15/37	6,750	8,089
TOTAL MARYLAND		168,600
Massachusetts - 1.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,535	1,663
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B:
5% 6/1/38	10,170	11,616
5% 6/1/39	10,765	12,321
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	16,960	17,363
Series A, 5% 1/1/31	7,500	8,713
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,139
5% 7/1/30	3,565	4,071
Series 2017, 5% 7/1/23	1,550	1,613
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	11,290	11,935
Series A1, 5%, tender 1/31/30 (b)	10,135	11,914
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (d)	3,586	3,804
Series 2016 A, 5% 7/15/22	2,165	2,189
Series 2017 A, 5% 1/1/40	2,980	3,263
Series 2019 S1:
5% 10/1/22	2,195	2,236
5% 10/1/23	2,400	2,516
5% 10/1/24	1,190	1,276
5% 10/1/25	2,670	2,930
Series 2019:
5% 7/1/30	1,435	1,601
5% 7/1/32	1,040	1,153
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/22	2,950	2,979
Series 2021 A:
5% 9/1/23	7,285	7,620
5% 9/1/25	13,755	15,140
Series A, 5% 7/1/28	1,100	1,230
Series C, 5% 4/1/23	17,445	18,032
Massachusetts Port Auth. Rev.:
Series 2019 C, 5% 7/1/44 (c)	3,000	3,341
Series 2021 E:
5% 7/1/23 (c)	550	572
5% 7/1/35 (c)	2,400	2,767
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	9,190	10,099
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2022 1, 5% 11/1/39	2,135	2,592
TOTAL MASSACHUSETTS		170,688
Michigan - 3.4%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	2,800	2,809
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	1,000	1,055
Series A, 5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	1,200	1,267
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,561
4% 4/1/42	600	593
5% 4/1/31	900	1,006
5% 4/1/33	1,075	1,186
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	16,655	20,179
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	3,400	3,749
5% 5/1/31 (Assured Guaranty Muni. Corp. Insured)	4,855	5,353
5% 5/1/32 (Assured Guaranty Muni. Corp. Insured)	730	805
5% 5/1/33 (Assured Guaranty Muni. Corp. Insured)	3,030	3,337
Series 2017:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,310	1,484
5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	1,890	2,128
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,255	3,623
5% 5/15/27 (Pre-Refunded to 5/15/26 @ 100)	20	22
5% 5/15/28	2,460	2,736
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	15	17
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,310	3,334
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	1,967
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	5,760	5,760
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	18,580
5% 4/15/35	2,720	3,021
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	4,850	4,894
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,655	1,739
5% 12/1/24	1,700	1,828
5% 12/1/25	2,915	3,208
5% 12/1/26	1,270	1,427
5% 12/1/27	1,215	1,389
5% 12/1/28	1,940	2,202
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	1,775	1,610
Series 2019 MI2, 5%, tender 2/1/25 (b)	10,655	11,499
Series 2012 A:
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,235	2,249
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,790	4,821
Series 2012:
5% 11/15/36	6,895	7,020
5% 11/15/42	1,515	1,541
Series 2013:
5% 8/15/28	5,425	5,648
5% 8/15/29	1,940	2,019
Series 2015 D1:
5% 7/1/27	415	453
5% 7/1/29	970	1,056
5% 7/1/31	1,165	1,264
5% 7/1/32	970	1,051
5% 7/1/33	825	894
Series 2016:
5% 11/15/30	4,480	4,964
5% 11/15/32	1,210	1,339
Series 2020 A:
5% 6/1/30	775	888
5% 6/1/31	1,005	1,153
5% 6/1/32	970	1,110
5% 6/1/33	1,745	1,994
Series 2020, 5% 6/1/40	2,340	2,604
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,678
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,565
5% 12/1/25	1,260	1,387
5% 12/1/26	1,940	2,180
5% 12/1/27	1,295	1,481
5% 12/1/28	2,040	2,316
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	6,020	6,049
Series 2010 F3, 4%, tender 7/1/24 (b)	23,785	24,769
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	6,435	6,466
Series A, 3.5% 12/1/50	3,720	3,801
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	3,350	3,198
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	8,110	8,109
Michigan Technological Univ. Series 2021:
4% 10/1/41	1,450	1,576
5% 10/1/30	1,645	1,960
5% 10/1/31	1,250	1,504
5% 10/1/32	1,250	1,499
5% 10/1/33	1,325	1,584
5% 10/1/34	1,405	1,677
Michigan Trunk Line Fund Rev. Series 2020 B, 5% 11/15/36	26,785	32,069
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/26 (e)	480	527
5% 3/1/33 (e)	1,000	1,179
5% 3/1/34 (e)	1,905	2,238
5% 3/1/35 (e)	2,000	2,339
5% 3/1/36 (e)	2,095	2,448
5% 3/1/37 (e)	2,200	2,567
5% 3/1/38 (e)	2,310	2,693
5% 3/1/39 (e)	2,425	2,822
Series 2022 B:
5% 3/1/33 (e)	1,000	1,118
5% 3/1/34 (e)	1,250	1,392
5% 3/1/38 (e)	1,330	1,469
5% 3/1/39 (e)	1,375	1,516
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,358
5% 11/1/29	3,080	3,426
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	985
5% 9/1/24	1,940	2,045
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	647
5% 7/1/29	1,000	1,162
5% 7/1/30	425	500
5% 7/1/31	495	583
5% 7/1/32	545	641
5% 7/1/33	595	698
5% 7/1/34	385	451
5% 7/1/35	400	468
Univ. of Michigan Rev. Series 2022 D, 5% 4/1/33	1,440	1,770
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	1,944
5% 5/1/31	1,400	1,646
5% 5/1/32	2,300	2,703
5% 5/1/33	1,875	2,198
5% 5/1/34	2,450	2,866
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	4,909
5% 5/1/31	4,660	5,151
5% 5/1/32	4,955	5,508
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	245	275
5% 12/1/30	380	426
5% 12/1/31	390	435
5% 12/1/36	535	595
Series 2017 B:
5% 12/1/29 (c)	685	767
5% 12/1/30 (c)	485	538
5% 12/1/31 (c)	525	582
5% 12/1/33 (c)	375	415
5% 12/1/36 (c)	810	893
Series 2017 C:
5% 12/1/22	1,940	1,985
5% 12/1/23	2,185	2,294
5% 12/1/24	2,305	2,473
5% 12/1/25	2,150	2,359
5% 12/1/26	1,455	1,628
5% 12/1/27	1,460	1,658
TOTAL MICHIGAN		345,594
Minnesota - 0.2%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,110
Minnesota Gen. Oblig. Series 2019 B, 5% 8/1/28	2,300	2,693
Minnesota Hsg. Fin. Agcy.:
Series 2021 D, 3% 1/1/52	8,400	8,441
Series 2021, 3% 7/1/51	2,305	2,317
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,554
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	6,955	7,149
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	1,000	1,054
TOTAL MINNESOTA		25,318
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
4% 10/1/36 (d)	850	882
4% 10/1/41 (d)	1,360	1,402
5% 10/1/29 (d)	2,000	2,246
5% 10/1/30 (d)	2,800	3,173
5% 10/1/32 (d)	3,070	3,504
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	6,119
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	582
5% 1/1/31	1,500	1,740
5% 1/1/32	1,750	2,019
5% 1/1/34	1,065	1,218
5% 1/1/35	2,000	2,285
Series 2019 B:
5% 1/1/23	445	456
5% 1/1/25	500	535
5% 1/1/26	700	765
5% 1/1/27	1,245	1,386
5% 1/1/28	500	566
5% 1/1/29	510	585
5% 1/1/30	595	692
Bonds Series II, 5%, tender 3/1/27 (b)	3,025	3,342
Series IV:
5% 10/1/34	1,435	1,662
5% 10/1/38	1,675	1,929
5% 10/1/39	1,000	1,150
TOTAL MISSISSIPPI		38,238
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,079
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,334
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (c)	9,950	10,293
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/24	660	696
5% 1/1/29	550	635
5% 1/1/31	415	479
5% 1/1/34	380	436
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	701
5% 2/1/30	2,395	2,583
5% 2/1/32	2,645	2,840
5% 2/1/36	2,145	2,283
5% 2/1/45	3,495	3,690
Series 2016:
5% 5/15/29	970	1,063
5% 5/15/30	970	1,059
5% 5/15/31	970	1,056
5% 5/15/36	2,915	3,169
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	1,040	1,075
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,193
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	4,704
Series 2018 A, 5.125% 9/1/48	2,210	2,306
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022:
5% 3/1/34	950	1,128
5% 3/1/35	1,250	1,483
5% 3/1/36	1,250	1,478
5% 3/1/37	1,350	1,594
5% 3/1/38	2,000	2,356
5% 3/1/39	2,740	3,223
TOTAL MISSOURI		56,936
Montana - 0.3%
Gallatin County Indl. Dev. Rev. (Bozeman Fiber Proj.) Series 2021 A:
4% 10/15/32 (d)	1,160	1,112
4% 10/15/36 (d)	3,065	2,873
4% 10/15/41 (d)	4,910	4,506
4% 10/15/46 (d)	3,195	2,828
4% 10/15/51 (d)	2,625	2,258
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	880	898
Series 2019 B, 4% 6/1/50	595	619
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,303
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/23	1,990	2,045
5% 2/15/24	2,080	2,190
5% 2/15/25	1,940	2,090
5% 2/15/26	3,105	3,419
TOTAL MONTANA		26,141
Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	15,350	16,093
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	2,825	2,915
Series 2019 E, 3.75% 9/1/49 (c)	3,350	3,429
Series 2020 A, 3.5% 9/1/50	2,915	2,980
Series 2022 B:
5% 3/1/27 (c)	1,165	1,281
5% 9/1/27 (c)	1,185	1,312
5% 3/1/28 (c)	1,205	1,342
5% 9/1/28 (c)	650	729
5% 9/1/29 (c)	1,270	1,438
Series A, 3% 9/1/45	6,175	6,206
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	5,145	5,057
Series 2016 B:
5% 1/1/31	3,885	4,270
5% 1/1/34	4,235	4,661
5% 1/1/36	5,135	5,638
Series 2021 C:
5% 1/1/24	4,045	4,266
5% 1/1/26	1,000	1,107
Series 2021 D:
5% 1/1/23	1,500	1,540
5% 1/1/25	600	648
TOTAL NEBRASKA		64,912
Nevada - 1.3%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	798
Series 2017:
5% 9/1/24	730	777
5% 9/1/28	445	497
5% 9/1/30	730	808
5% 9/1/34	740	812
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,532
Series 2019 A:
5% 7/1/23	8,335	8,659
5% 7/1/26	2,965	3,300
Series 2019 D, 5% 7/1/24	4,195	4,463
Series 2021 B:
5% 7/1/22 (c)	1,030	1,039
5% 7/1/23 (c)	1,760	1,825
Clark County School District:
Series 2016 A, 5% 6/15/23	2,250	2,336
Series 2017 A:
5% 6/15/25	5,770	6,287
5% 6/15/26	5,000	5,575
Series 2018 B, 5% 6/15/35	8,000	9,187
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	970	976
5% 6/1/23	1,940	1,952
5% 6/1/24	1,940	1,952
5% 6/1/25	1,020	1,027
Series 2016 A:
5% 6/1/32	2,815	3,113
5% 6/1/33	4,855	5,366
5% 6/1/34	5,145	5,684
Nevada Dept. of Bus. & Industry Bonds Series 2020 A, 0.85%, tender 1/26/23 (b)(c)(d)	28,200	28,051
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/25	2,745	2,824
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,790	1,853
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,629
5% 7/1/31	2,395	2,606
5% 7/1/35	1,825	1,963
5% 7/1/40	1,000	1,069
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (b)(c)	12,400	12,403
Series 2016, 2.05%, tender 4/15/22 (b)(c)	7,400	7,402
TOTAL NEVADA		127,765
New Hampshire - 0.7%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2012 B, 4% 8/15/37	900	969
Series 2021 B:
4% 8/15/36	730	785
4% 8/15/38	1,000	1,072
4% 8/15/40	1,050	1,122
4% 8/15/41	1,000	1,067
5% 8/15/27	505	572
5% 8/15/34	905	1,064
5% 8/15/35	680	798
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	1,500	1,485
Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	2,955	2,926
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	7,545	7,471
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	9,601	10,250
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,361
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,422
5% 7/1/30	2,360	2,695
Series 2017:
5% 7/1/36	2,105	2,318
5% 7/1/44	1,830	1,998
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,319
5% 7/1/26	1,245	1,253
Series 2013 A, 5% 10/1/43 (Pre-Refunded to 10/1/22 @ 100)	2,360	2,403
Series 2016:
4% 10/1/38	800	834
5% 10/1/26	4,560	5,098
5% 10/1/27	4,860	5,424
5% 10/1/28	1,940	2,156
5% 10/1/30	7,070	7,795
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/23	2,150	2,156
5% 2/1/24	1,725	1,730
TOTAL NEW HAMPSHIRE		69,543
New Jersey - 4.2%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,430	1,601
5% 7/1/32 (Pre-Refunded to 7/1/26 @ 100)	970	1,086
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	970	1,086
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,041
5% 2/15/25	970	1,021
5% 2/15/29	1,350	1,420
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,535	1,378
Series A:
5% 11/1/34	5,150	5,771
5% 11/1/35	8,205	9,166
5% 11/1/36	5,010	5,588
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	1,435	1,343
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	975	1,060
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	1,360	1,543
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	1,940	2,193
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	1,455	1,641
Series 2013 NN, 5% 3/1/26	5,600	5,739
Series 2013:
5% 3/1/23	9,030	9,277
5% 3/1/24	12,430	12,768
5% 3/1/25	1,360	1,393
Series 2015 XX, 5% 6/15/26	19,420	20,943
Series 2018 EEE, 5% 6/15/30	2,170	2,433
Series 2019:
5.25% 9/1/25 (d)	3,395	3,694
5.25% 9/1/26 (d)	3,200	3,547
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	2,015
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,274
Series 2016 A R2, 5% 9/1/25	3,010	3,314
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	5,805	6,314
4% 6/1/31	2,185	2,384
4% 6/1/32	1,470	1,609
5% 6/1/25	8,080	8,753
5% 6/1/26	10,480	11,582
5% 6/1/29	6,530	7,517
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	8,215	8,728
Series 2019 B2, 5%, tender 7/1/25 (b)	10,070	11,011
Series 2012 A, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,505	1,519
Series 2016 A:
5% 7/1/22	770	777
5% 7/1/23	2,940	3,055
5% 7/1/24	790	841
5% 7/1/25	855	932
5% 7/1/26	285	318
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	425	474
5% 7/1/28	440	493
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,265	1,411
5% 7/1/28 (Pre-Refunded to 7/1/27 @ 100)	1,185	1,322
5% 7/1/33	1,465	1,628
Series 2016, 5% 7/1/41	3,665	4,021
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,285	1,315
5% 12/1/24 (c)	3,420	3,670
Series 2019 A:
5% 12/1/22	1,520	1,555
5% 12/1/23	1,810	1,901
5% 12/1/24	1,045	1,123
5% 12/1/25	1,925	2,110
Series 2020:
5% 12/1/24 (c)	1,925	2,063
5% 12/1/24 (c)	1,000	1,072
5% 12/1/25 (c)	2,675	2,917
5% 12/1/25 (c)	3,900	4,253
5% 12/1/26 (c)	3,100	3,439
5% 12/1/28 (c)	1,225	1,392
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	4,740	5,268
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	3,925
5% 6/15/31	2,250	2,518
5% 6/15/32	5,660	6,327
Series 2010 A:
0% 12/15/27	13,270	11,137
0% 12/15/28	3,025	2,447
Series 2012 AA:
5% 6/15/23	7,285	7,342
5% 6/15/24	11,655	11,746
Series 2014 AA:
5% 6/15/25	12,140	12,824
5% 6/15/26	7,285	7,697
Series 2016 A, 5% 6/15/27	14,620	16,197
Series 2018 A:
5% 6/15/22	2,200	2,217
5% 12/15/33	6,395	7,129
5% 12/15/34	5,070	5,639
Series 2021 A, 4% 6/15/38 (e)	5,000	5,170
Series 2022 A, 4% 6/15/39 (e)	7,250	7,483
Series 2022 AA:
5% 6/15/31 (e)	7,210	8,299
5% 6/15/33 (e)	7,290	8,415
5% 6/15/35 (e)	10,500	12,019
Series A:
5% 12/15/24	4,675	4,994
5% 12/15/25	4,380	4,769
5% 12/15/26	6,900	7,654
5% 12/15/27	12,250	13,740
5% 12/15/28	4,270	4,823
5% 6/15/30	1,125	1,244
5% 12/15/30	885	1,002
5% 12/15/31	4,720	5,328
Series AA:
4% 6/15/36	1,550	1,616
4% 6/15/37	2,150	2,235
4% 6/15/39	1,960	2,022
5% 6/15/24	9,400	9,709
5% 6/15/29	2,390	2,409
5% 6/15/35	2,010	2,270
5% 6/15/36	2,270	2,555
5% 6/15/38	1,930	2,164
TOTAL NEW JERSEY		419,167
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	8,245	9,001
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,395	2,463
Santa Fe Retirement Fac.:
Series 2019 A, 2.25% 5/15/24	205	204
Series 2019 B1, 2.625% 5/15/25	345	345
TOTAL NEW MEXICO		12,013
New York - 6.2%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,133
5% 7/1/25	2,430	2,640
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,350
5% 2/15/35	7,285	8,140
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	17,685	17,528
Series 2021 B, 1.5%, tender 9/1/26 (b)	9,325	8,982
Series 2016 B:
5% 9/1/22	975	991
5% 9/1/22 (Escrowed to Maturity)	965	980
5% 9/1/23	1,455	1,523
Series 2021, 1% 9/1/25	28,250	26,771
Monroe County Indl. Dev. Corp.:
(St. Ann's Cmnty. Proj.) Series 2019, 4% 1/1/30	1,760	1,715
(St. Anns Cmnty. Proj.) Series 2019:
5% 1/1/40	2,145	2,093
5% 1/1/50	1,510	1,499
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,404
5% 11/15/56	11,925	12,322
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	8,430	9,652
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	3,140	3,181
Series 2015 A, 5% 8/1/22	1,985	2,011
Series 2015 C, 5% 8/1/27	2,965	3,205
Series 2016 A, 5% 8/1/22	4,490	4,549
Series 2021 A1, 5% 8/1/33	2,000	2,353
Series 2021 B1, 5% 11/1/32	5,800	6,870
Series 2021 F1:
5% 3/1/23	1,445	1,490
5% 3/1/42	5,410	6,258
5% 3/1/44	15,350	17,671
5% 3/1/50	1,725	1,972
Series 2022 A1, 5% 8/1/47	19,555	22,526
Series 2022 B1:
5% 8/1/33 (e)	2,350	2,851
5% 8/1/34 (e)	1,750	2,115
5% 8/1/35 (e)	2,250	2,709
5% 8/1/36 (e)	1,570	1,883
Series 2022 C, 5% 8/1/33 (e)	1,800	2,187
Series C:
5% 8/1/29	6,945	8,158
5% 8/1/33	2,500	2,941
5% 8/1/34	3,310	3,882
Series F1, 5% 3/1/26	1,010	1,041
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	3,938
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	6,175	5,793
Series 2021, 0.6%, tender 7/1/25 (b)	8,115	7,569
New York City Transitional Fin. Auth. Rev.:
Series 2018 C2, 5% 5/1/32	9,175	10,525
Series 2019 A, 5% 8/1/35	7,520	8,596
Series 2019 B1:
5% 8/1/34	3,300	3,781
5% 8/1/35	8,400	9,601
Series 2021 F1:
5% 11/1/23	6,565	6,899
5% 11/1/24	12,785	13,736
5% 11/1/25	16,245	17,860
Series 2022 D1, 5% 11/1/34	5,910	7,029
Series 2022 F1:
4% 2/1/38	1,500	1,587
5% 2/1/36	1,000	1,170
Series C:
4% 5/1/35	3,000	3,194
4% 5/1/36	5,000	5,318
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,458
5% 11/15/40	3,915	4,257
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	12,970	13,031
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/26	1,025	1,084
New York Dorm. Auth. Rev. Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	3,675	3,851
Series 2019 B3, 5%, tender 5/1/26 (b)	4,055	4,444
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	15,771
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,079
Series 2015 D1, 5% 11/15/33	4,015	4,312
Series 2015 F, 5% 11/15/22	750	766
Series 2017 A1, 5% 11/15/31	2,000	2,188
Series 2017 C-2, 0% 11/15/33	9,795	6,614
Series 2017 C1:
4% 11/15/35	1,770	1,833
5% 11/15/26	5,975	6,614
5% 11/15/27	4,435	4,971
5% 11/15/30	4,315	4,783
5% 11/15/33	6,955	7,676
Series 2017 D:
5% 11/15/30	1,900	2,106
5% 11/15/33	6,725	7,422
Series 2020 D, 5% 11/15/43	2,500	2,759
New York State Dorm. Auth. Series 2022 A, 5% 3/15/36	9,140	10,888
New York State Envir. Facilities Corp. Rev. (Master Fing. Prog.) Series 2013 B, 5% 5/15/26	1,000	1,036
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,750	2,557
Series 2021 E2, 0.65%, tender 11/1/25 (b)	5,000	4,650
Series 2021 J2, 1.1%, tender 5/1/27 (b)	18,855	17,553
Series 2021 K2, 1%, tender 11/1/26 (b)	5,120	4,798
Series 2022 B2, 2.5%, tender 5/1/27 (b)	25,300	25,074
Series 2021 A, 0.75% 11/1/25	3,920	3,728
Series 2021 B:
0.5% 5/1/24	3,515	3,411
0.55% 11/1/24	4,735	4,569
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	1,240	1,263
New York State Urban Dev. Corp. Series 2020 C:
5% 3/15/36	31,140	35,969
5% 3/15/47	6,790	7,683
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	8,530
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/28 (c)	1,220	1,342
Series 2020 C:
4% 12/1/39	1,350	1,396
4% 12/1/40	1,500	1,556
4% 12/1/41	1,450	1,496
4% 12/1/42	1,400	1,442
5% 12/1/28	950	1,056
5% 12/1/29	950	1,066
5% 12/1/30	750	851
5% 12/1/31	950	1,073
5% 12/1/32	1,125	1,271
5% 12/1/33	1,200	1,350
5% 12/1/34	1,600	1,791
5% 12/1/35	1,500	1,678
5% 12/1/36	1,700	1,895
5% 12/1/37	1,755	1,955
5% 12/1/38	1,500	1,668
Series 2016 A, 5.25% 1/1/50 (c)	13,305	13,918
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,081
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,079
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	1,500	1,618
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,635	1,762
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,467
5% 12/1/34	2,300	2,693
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (c)	3,295	3,514
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	1,360	1,233
5.375% 11/1/54 (d)	2,155	1,910
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	9,300	10,646
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,067
5% 11/15/24	3,885	4,076
TOTAL NEW YORK		620,850
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series 193, 5% 10/15/29 (c)	3,650	3,976
North Carolina - 0.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	4,430	5,141
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	395	452
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	3,320	3,796
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	1,071
4% 5/1/33	1,000	1,068
4% 5/1/34	900	960
5% 5/1/26	275	302
5% 5/1/27	400	446
5% 5/1/28	415	468
5% 5/1/29	525	600
5% 5/1/30	560	645
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	9,715	10,017
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 2022 48, 3.75% 7/1/52 (e)	9,400	9,761
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	9,865	9,882
Series 2019 C, 2.55%, tender 6/1/26 (b)	17,085	17,173
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,100	3,407
Series 2021 A, 5% 2/1/25	185	200
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2017, 5% 1/1/23	1,000	1,024
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (c)	3,950	4,324
5% 5/1/27 (c)	1,500	1,669
5% 5/1/28 (c)	1,875	2,117
5% 5/1/29 (c)	1,500	1,712
5% 5/1/30 (c)	1,320	1,524
5% 5/1/31 (c)	1,350	1,556
5% 5/1/32 (c)	1,100	1,263
TOTAL NORTH CAROLINA		80,578
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	4,425	4,447
Series 2022 A, 4% 1/1/53 (e)	8,250	8,676
TOTAL NORTH DAKOTA		13,123
Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	1,033
4% 11/15/35	1,000	1,064
4% 11/15/36	1,000	1,063
5% 11/15/32	700	810
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	2,670	2,679
Series 2020 A:
5% 12/1/29	2,290	2,702
5% 12/1/30	2,290	2,676
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	6,010	5,869
Series 2017 A, 5% 2/15/36	5,000	5,694
Series 2021 A:
4% 2/15/36	2,500	2,690
4% 2/15/37	3,000	3,224
4% 2/15/38	215	231
5% 2/15/33	2,750	3,263
5% 2/15/34	4,000	4,737
5% 2/15/35	2,715	3,211
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	970	1,044
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	1,480	1,593
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	2,165	2,330
5% 1/1/30 (Assured Guaranty Muni. Corp. Insured)	1,940	2,083
Columbus City School District Series 2016 A, 5% 12/1/32	1,770	1,964
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,447
5% 6/15/26	2,515	2,566
5% 6/15/27	2,640	2,691
5% 6/15/28	2,770	2,819
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	970	1,017
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,322
5% 12/1/35	1,000	1,159
5% 12/1/36	1,180	1,366
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,136
5% 11/1/26	2,040	2,296
Hamilton County Healthcare Facilities Rev. Series 2012, 5.25% 6/1/26	2,590	2,606
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	2,195	2,404
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	20,230	21,638
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,145
5% 8/1/32	1,000	1,143
5% 8/1/33	1,000	1,142
Miami Univ. Series 2020 A:
5% 9/1/30	140	168
5% 9/1/31	950	1,136
5% 9/1/33	1,770	2,110
5% 9/1/34	2,500	2,977
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	624
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	5,846
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/24	1,250	1,342
Ohio Hosp. Facilities Rev.:
Series 2017 A:
5% 1/1/27	2,495	2,817
5% 1/1/29	4,855	5,575
Series 2021 B, 5% 1/1/23	1,260	1,293
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	1,580	1,637
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	785	823
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	11,874
5% 12/1/30	1,000	1,205
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39 (e)	2,860	3,346
Series A, 5% 2/15/51	2,400	2,804
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,469
Series 2019, 5% 2/15/29	4,900	5,456
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	460	471
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	230	236
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	580	594
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	295	302
TOTAL OHIO		155,962
Oklahoma - 0.3%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,261
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,237
5% 6/1/28	1,455	1,545
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,123
5% 10/1/26	1,455	1,601
5% 10/1/27	1,155	1,270
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	970	1,083
5% 8/15/28	970	1,098
5% 8/15/29	410	444
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,696
4% 8/1/34	2,755	2,804
5% 8/1/24	590	618
5% 8/1/25	930	991
5% 8/1/26	540	582
5% 8/1/27	680	742
5% 8/1/28	725	797
5% 8/1/29	755	837
5% 8/1/30	1,370	1,509
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 B, 5% 1/1/27	2,085	2,244
TOTAL OKLAHOMA		25,482
Oregon - 0.3%
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	900	906
Port of Portland Arpt. Rev.:
Series 23, 5% 7/1/27	1,475	1,604
Series 24 B:
5% 7/1/31 (c)	1,000	1,107
5% 7/1/32 (c)	2,795	3,091
Series 26 A:
5% 7/1/29	1,155	1,326
5% 7/1/33	785	917
Series 26 B, 5% 7/1/29	1,000	1,153
Series 26 C:
5% 7/1/25 (c)	800	864
5% 7/1/26 (c)	1,300	1,428
5% 7/1/27 (c)	1,090	1,216
Series 27 A, 5% 7/1/36 (c)	7,655	8,717
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,332
TOTAL OREGON		25,661
Pennsylvania - 4.1%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (c)	41,125	45,768
5% 1/1/56 (c)	14,945	16,587
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A:
4% 3/1/36	825	889
4% 3/1/37	1,000	1,076
4% 3/1/38	1,050	1,126
4% 3/1/39	2,000	2,142
4% 3/1/40	2,115	2,261
4% 3/1/41	385	411
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/22	1,715	1,733
5% 7/15/23	765	796
5% 7/15/24	2,300	2,450
5% 7/15/25	3,030	3,305
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	3,060	2,646
4% 12/1/41	5,005	4,027
4.25% 12/1/50	5,575	4,342
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/34	280	322
5% 7/1/35	1,100	1,263
5% 7/1/36	525	602
5% 7/1/37	1,180	1,353
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/23	1,250	1,283
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	7,510	8,413
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	4,210	4,212
Series B, 1.8%, tender 8/15/22 (b)	10,695	10,699
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,543
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,685	3,713
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	343
Series 2016 A:
5% 10/1/28	1,385	1,513
5% 10/1/29	1,495	1,629
5% 10/1/32	4,670	5,042
5% 10/1/36	7,560	8,075
5% 10/1/40	3,490	3,687
Series 2019:
5% 9/1/30	1,250	1,452
5% 9/1/31	2,500	2,895
5% 9/1/33	1,370	1,582
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	3,200	3,055
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.91%, tender 6/3/24 (b)(c)(f)	9,105	9,063
Series 2011, 2.15%, tender 7/1/24 (b)(c)	12,165	12,046
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	9,710	10,190
Series 2014, 5% 7/1/23	1,500	1,562
Series 2016, 5% 9/15/29	27,190	30,209
Series 2017 1, 5% 1/1/24	23,000	24,277
Series 2017, 5% 1/1/27	8,765	9,910
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,383
5% 8/15/30	2,090	2,375
Series 2017, 5% 8/15/27	1,165	1,335
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	5,898
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	942
5% 12/1/33	3,405	3,776
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	1,009
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,376
5% 12/1/33	1,215	1,391
Series 2017 A1:
5% 12/1/22	485	496
5% 12/1/23	535	562
5% 12/1/29	1,455	1,668
5% 12/1/34	970	1,106
Series 2021 B:
5% 12/1/33	2,095	2,506
5% 12/1/34	1,750	2,082
5% 12/1/35	1,750	2,067
Series 2021 C:
4% 12/1/38	1,040	1,119
5% 12/1/37	1,300	1,548
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/22 (c)	1,000	1,007
5% 6/15/23 (c)	1,510	1,560
5% 6/15/24 (c)	1,590	1,677
Series 2017 B:
5% 7/1/22 (c)	1,725	1,739
5% 7/1/26 (c)	2,950	3,227
5% 7/1/29 (c)	1,200	1,324
5% 7/1/30 (c)	1,720	1,893
5% 7/1/31 (c)	2,430	2,669
5% 7/1/35 (c)	800	878
5% 7/1/47 (c)	3,065	3,321
Series 2020 A:
4% 7/1/35	2,000	2,110
4% 7/1/36	3,500	3,688
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/22	250	254
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,009
5% 8/1/24	730	777
5% 8/1/25	775	847
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,188
5% 8/1/29	10,165	11,066
5% 8/1/30	10,705	11,654
5% 8/1/31	11,280	12,276
Series 2019 A:
5% 8/1/22	1,180	1,195
5% 8/1/23	1,910	1,992
5% 8/1/24	3,425	3,650
5% 8/1/26	3,225	3,591
Series 2019 B:
5% 2/1/23	2,300	2,366
5% 2/1/24	100	106
5% 2/1/25	1,135	1,223
5% 2/1/26	1,180	1,300
5% 2/1/27	1,500	1,687
5% 2/1/28	2,250	2,572
5% 2/1/29	2,425	2,810
Philadelphia School District:
Series 2019 A, 5% 9/1/34	3,675	4,311
Series 2019 B, 5% 9/1/29	3,070	3,572
Series 2019 C, 5% 9/1/33	11,245	12,925
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	570	667
Series 2019 B:
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,855	2,235
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,250	1,552
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,364
5% 6/1/39	4,690	5,446
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,345	1,459
TOTAL PENNSYLVANIA		408,318
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022 A1, 5.375% 7/1/25	1,760	1,857
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	7,129
5% 9/1/36	320	341
Series 2016, 5% 5/15/39	5,475	5,905
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	7,985	8,694
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	2,090	2,160
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (c)	1,645	1,637
4% 12/1/26 (c)	1,980	2,048
4% 12/1/27 (c)	435	447
5% 12/1/29 (c)	1,650	1,902
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,372
5% 6/1/27	1,770	1,901
5% 6/1/28	2,330	2,497
TOTAL RHODE ISLAND		40,033
South Carolina - 0.8%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/24	970	1,027
5% 3/1/25	970	1,054
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	6,900	7,106
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,207
5% 12/1/29	3,155	3,430
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	2,920	3,034
Series 2020 A, 4% 7/1/50	2,855	2,967
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/24	970	1,024
5% 2/1/26	1,650	1,812
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,828
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,166
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	1,000	1,086
Series 2018:
5% 7/1/28 (c)	2,235	2,530
5% 7/1/30 (c)	4,790	5,359
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/25	3,885	4,167
5% 12/1/26	3,885	4,161
5% 12/1/27	3,010	3,224
Series 2015 C, 5% 12/1/22	3,740	3,827
Series 2016 B:
5% 12/1/35	6,250	6,938
5% 12/1/36	9,330	10,360
Series A:
4% 12/1/33	900	969
4% 12/1/34	2,000	2,142
4% 12/1/35	500	533
4% 12/1/37	2,000	2,131
5% 12/1/31	2,800	3,302
TOTAL SOUTH CAROLINA		81,384
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,009
Series 2014 B:
5% 11/1/24	1,200	1,287
5% 11/1/25	1,175	1,259
5% 11/1/26	195	209
Series 2017:
5% 7/1/24	435	464
5% 7/1/27	365	415
5% 7/1/33	1,700	1,918
5% 7/1/35	1,360	1,533
South Dakota Hsg. Dev. Auth. Series A, 3% 11/1/51	3,665	3,678
TOTAL SOUTH DAKOTA		11,772
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/37	3,040	3,197
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,113
5% 7/1/30	1,165	1,333
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,187
5% 9/1/24	995	1,058
Series 2017:
5% 4/1/24	970	1,022
5% 4/1/25	1,315	1,416
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 7/1/23 (c)	2,800	2,905
5% 7/1/25 (c)	1,000	1,075
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (c)	1,190	1,327
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	3,686
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	18,440	19,617
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	11,735	11,937
Series 2018, 4%, tender 11/1/25 (b)	10,670	11,025
Tennessee Hsg. Dev. Agcy. Residential Series 2022 1, 3.75% 7/1/52 (e)	6,350	6,594
TOTAL TENNESSEE		68,492
Texas - 11.9%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (c)	2,690	2,855
5% 11/15/34 (c)	1,750	1,852
Series 2019 B:
5% 11/15/27 (c)	1,500	1,682
5% 11/15/28 (c)	2,250	2,555
5% 11/15/29 (c)	1,500	1,723
Series 2019, 5% 11/15/22 (c)	1,225	1,250
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,484
Austin Independent School District Series 2021:
4% 8/1/32	8,300	9,329
4% 8/1/33	9,255	10,367
4% 8/1/34	10,590	11,864
4% 8/1/35	7,215	8,073
Birdville Independent School District Series 2021, 5% 2/15/26	2,225	2,475
Brownsville Independent School District Series 2017, 4% 8/15/22	4,000	4,042
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,165	1,274
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	970	1,061
5% 1/1/34 (Pre-Refunded to 7/1/25 @ 100)	1,940	2,122
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	5,340	5,841
Series 2020 E:
4% 1/1/34	950	1,010
4% 1/1/36	750	795
5% 1/1/30	850	986
5% 1/1/32	800	924
5% 1/1/35	915	1,052
Series 2020 G:
4% 1/1/34	1,000	1,042
4% 1/1/35	1,000	1,041
4% 1/1/36	1,000	1,039
5% 1/1/28	500	557
5% 1/1/29	750	859
5% 1/1/30	670	762
5% 1/1/31	725	822
5% 1/1/32	870	984
Series 2021 B, 5% 1/1/35	1,000	1,161
Cypress-Fairbanks Independent School District:
Bonds Series 2017 A2, 1.25%, tender 8/15/22 (b)	6,105	6,106
Series 2016:
5% 2/15/23	4,855	4,998
5% 2/15/24	24,410	25,811
5% 2/15/25	20,810	22,575
5% 2/15/27	3,475	3,854
Series 2020 A, 5% 2/15/25	3,650	3,960
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	8,602
Series 2020 A:
5% 12/1/22	285	292
5% 12/1/25	750	828
5% 12/1/26	1,000	1,129
Series 2021 B, 5% 12/1/47	3,800	4,448
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,461
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 B:
5% 11/1/26 (Pre-Refunded to 11/1/22 @ 100) (c)	2,920	2,980
5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100) (c)	1,245	1,271
5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100) (c)	2,765	2,822
5% 11/1/30 (Pre-Refunded to 11/1/22 @ 100) (c)	5,280	5,389
5% 11/1/31 (Pre-Refunded to 11/1/22 @ 100) (c)	11,155	11,385
5% 11/1/32 (Pre-Refunded to 11/1/22 @ 100) (c)	14,110	14,401
5% 11/1/33 (Pre-Refunded to 11/1/22 @ 100) (c)	9,710	9,911
5% 11/1/34 (Pre-Refunded to 11/1/22 @ 100) (c)	2,295	2,342
Series 2020 A:
5% 11/1/30	3,090	3,649
5% 11/1/31	1,300	1,521
5% 11/1/32	2,000	2,327
5% 11/1/33	2,000	2,324
Series 2020 B, 4% 11/1/35	7,865	8,357
Dallas Gen. Oblig.:
Series 2014, 5% 2/15/24	5,770	6,099
Series 2019 B:
5% 2/15/30	4,080	4,791
5% 2/15/32	7,095	8,310
5% 2/15/33	7,585	8,870
Dallas Independent School District:
Series 2019:
5% 2/15/28	1,750	2,018
5% 2/15/29	2,355	2,721
5% 2/15/30	5,095	5,898
Series 2021:
4% 2/15/25	5,075	5,371
4% 2/15/26	2,455	2,641
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	670	665
2%, tender 8/1/24 (b)	8,515	8,422
Series 2016, 0% 8/15/25	2,770	2,587
Series 2020, 3% 8/15/22	1,135	1,143
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	5,920
5% 8/15/31	3,610	4,182
5% 8/15/32	3,620	4,188
5% 8/15/33	5,890	6,805
5% 8/15/34	2,945	3,399
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (b)	2,645	2,651
Series 2021 B, 0.72%, tender 8/1/26 (b)	9,985	9,226
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	6,394
Series 2020, 5% 3/1/29	4,200	4,920
Fort Worth Independent School District Series 2016, 5% 2/15/26	3,530	3,919
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	2,430	2,535
Series 2018 A:
5% 10/1/31	4,965	5,705
5% 10/1/32	4,210	4,829
5% 10/1/33	6,420	7,340
5% 10/1/34	4,855	5,545
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B:
5%, tender 12/1/22 (b)	4,550	4,660
5%, tender 12/1/24 (b)	5,205	5,577
Series 2020 A, 0.9%, tender 5/15/25 (b)	5,000	4,948
Series 2019 A:
4% 10/1/35	1,750	1,886
4% 10/1/36	3,000	3,226
Harris County Flood Cont. District Series 2021 A:
4% 10/1/32	5,130	5,684
4% 10/1/33	6,045	6,639
4% 10/1/34	4,995	5,463
4% 10/1/35	3,400	3,709
4% 10/1/36	3,920	4,269
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,059
5% 8/15/25	3,750	3,799
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (c)	6,750	6,814
Series 2018 A:
5% 7/1/26 (c)	1,635	1,795
5% 7/1/27 (c)	2,180	2,431
5% 7/1/28 (c)	970	1,096
Series 2018 B:
5% 7/1/28	3,110	3,557
5% 7/1/29	12,140	13,845
5% 7/1/30	6,385	7,260
Series 2020 A:
4% 7/1/35 (c)	1,500	1,571
4% 7/1/39 (c)	1,895	1,975
Series 2021 A:
4% 7/1/35 (c)	1,100	1,158
4% 7/1/36 (c)	1,180	1,240
4% 7/1/37 (c)	1,200	1,260
4% 7/1/38 (c)	1,750	1,835
4% 7/1/39 (c)	4,500	4,710
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,141
5% 9/1/30	1,250	1,427
5% 9/1/31	1,650	1,879
5% 9/1/33	1,535	1,755
5% 9/1/34	1,250	1,428
5% 9/1/35	1,700	1,941
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,159
5% 3/1/24	9,710	10,267
5% 3/1/25	4,080	4,418
Houston Independent School District Bonds:
Series 2012, 4%, tender 6/1/23 (b)	8,500	8,723
Series 2014 A, 4%, tender 6/1/23 (b)	10,315	10,586
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,676
Series 2016 B, 5% 11/15/33	2,330	2,598
Series 2020 C:
5% 11/15/30	2,145	2,584
5% 11/15/31	2,500	3,007
5% 11/15/32	2,000	2,385
Series 2021 A:
4% 11/15/35	700	770
4% 11/15/36	700	769
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	519
5% 10/15/26	680	752
5% 10/15/27	485	533
5% 10/15/29	630	686
5% 10/15/31	990	1,078
5% 10/15/35	1,425	1,551
5% 10/15/36	3,115	3,393
5% 10/15/39	1,215	1,324
5% 10/15/44	1,440	1,570
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (c)	1,360	1,468
5% 11/1/31 (c)	5,730	6,187
5% 11/1/35 (c)	1,700	1,829
Series 2017:
5% 11/1/26 (c)	1,000	1,103
5% 11/1/33 (c)	1,250	1,370
5% 11/1/34 (c)	2,925	3,203
5% 11/1/35 (c)	4,065	4,448
5% 11/1/36 (c)	5,170	5,654
Series 2021, 4% 11/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,500	1,551
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,223
5% 5/15/34	2,430	2,768
5% 5/15/36	2,430	2,764
Series 2019:
5% 5/15/32	1,500	1,743
5% 5/15/33	2,250	2,605
5% 5/15/34	2,250	2,602
5% 5/15/35	5,575	6,441
5% 5/15/36	1,075	1,241
(Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	3,620	3,938
Series 2013, 5% 5/15/22	1,080	1,085
Series 2015 B:
5% 5/15/25	6,615	7,196
5% 5/15/27	2,915	3,171
5% 5/15/28	2,845	3,090
5% 5/15/29	8,255	8,964
Series 2015 D:
5% 5/15/22	825	829
5% 5/15/23	680	705
5% 5/15/24	1,445	1,536
5% 5/15/26	1,360	1,482
Series 2020, 5% 5/15/26	3,350	3,723
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	4,160	4,111
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 0.885%, tender 7/1/24 (b)(c)	1,145	1,139
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,094
5% 8/15/25	2,430	2,658
5% 8/15/26	1,505	1,683
5% 8/15/27	1,565	1,781
5% 8/15/30	2,330	2,643
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,343
5% 4/1/28	1,395	1,527
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	4,310	4,308
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,010
4% 12/15/24	1,770	1,801
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,360
5% 1/1/33	1,280	1,434
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	515
5% 1/1/31	660	722
5% 1/1/32	2,915	3,258
Series 2014:
5% 1/1/23	1,045	1,072
5% 1/1/23 (Escrowed to Maturity)	690	708
5% 1/1/24	420	443
Series 2015 B:
5% 1/1/29	9,710	10,423
5% 1/1/30	4,855	5,209
Series 2016 A, 5% 1/1/39	6,800	7,433
Series 2019 B, 5% 1/1/25	3,390	3,649
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (b)	23,270	23,577
Series 2019, 1.6%, tender 8/1/24 (b)	19,810	19,540
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	16,765	16,554
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	1,975	2,089
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	4,070	4,112
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,525
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (c)	2,380	2,645
5% 7/1/28 (c)	1,085	1,226
5% 7/1/29 (c)	1,270	1,453
5% 7/1/29 (c)	3,200	3,651
5% 7/1/30 (c)	1,235	1,406
5% 7/1/30 (c)	1,510	1,714
5% 7/1/31 (c)	2,310	2,619
5% 7/1/31 (c)	1,250	1,412
5% 7/1/32 (c)	950	1,071
5% 7/1/32 (c)	1,195	1,353
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	3,110	3,370
Series 2017:
5% 2/1/29	1,455	1,658
5% 2/1/30	970	1,104
5% 2/1/31	1,455	1,659
5% 2/1/33	1,165	1,324
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	4,723
5% 9/15/24	7,275	7,389
5% 9/15/25	9,025	9,165
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (b)	16,010	16,053
Series 2012:
5% 5/15/22	2,135	2,145
5% 5/15/22 (Escrowed to Maturity)	3,690	3,707
Series 2022 A:
5% 5/15/40	2,730	3,289
5% 5/15/41	2,485	2,989
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	970	1,013
5% 8/15/26 (Pre-Refunded to 8/15/23 @ 100)	1,485	1,550
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	1,575	1,644
5% 8/15/33 (Pre-Refunded to 8/15/23 @ 100)	3,690	3,852
Series 2013, 5.5% 9/1/43 (Pre-Refunded to 9/1/23 @ 100)	5,195	5,461
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015, 5% 11/15/30	6,130	6,499
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	5,585	6,049
5% 2/15/34	2,040	2,257
Series 2018 B, 5% 7/1/43	3,100	3,469
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	5,679
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,374	6,177
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	5,905	6,157
Texas Gen. Oblig.:
Series 2013 B, 5% 8/1/25 (c)	11,725	12,240
Series 2014, 5% 8/1/26 (c)	5,020	5,363
Series 2016, 5.5% 8/1/26 (c)	3,750	4,271
Series 2020 B:
4% 8/1/28 (c)	4,340	4,777
4% 8/1/29 (c)	5,605	6,241
4% 8/1/30 (c)	5,885	6,635
4% 8/1/31 (c)	6,180	6,921
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	2,907
4% 12/31/33	1,710	1,807
4% 6/30/34	4,000	4,211
4% 12/31/34	4,000	4,208
4% 6/30/35	4,000	4,197
4% 6/30/36	1,290	1,354
4% 12/31/36	2,965	3,108
Series 2013, 7% 12/31/38 (c)	15,540	16,626
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,544
5% 2/1/24	1,130	1,193
5% 2/1/26	2,600	2,883
5% 2/1/27	2,500	2,832
5% 2/1/28	1,315	1,517
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	5,105
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	44,145	41,314
Texas Wtr. Dev. Board Rev.:
Series 1, 5% 8/1/22	1,000	1,013
Series 2017 A:
5% 4/15/22	4,125	4,130
5% 4/15/25	6,055	6,590
5% 4/15/26	4,195	4,669
5% 4/15/29	6,310	7,227
5% 4/15/30	16,995	19,407
Series 2018 B:
5% 4/15/29	2,750	3,196
5% 10/15/29	2,250	2,629
5% 10/15/30	3,240	3,779
5% 4/15/31	5,000	5,827
Series 2019:
5% 8/1/30	8,650	10,242
5% 8/1/31	4,500	5,315
5% 8/1/32	3,000	3,538
5% 8/1/33	3,450	4,063
5% 8/1/34	4,500	5,294
5% 8/1/35	5,500	6,464
Series 2020:
5% 8/1/24	1,000	1,070
5% 8/1/30	3,210	3,869
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	3,078
Series 2019 A:
5% 3/1/34	5,645	6,596
5% 3/1/35	17,080	19,948
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	6,325	6,970
Univ. of North Texas Univ. Rev. Series 2022 A:
5% 4/15/32	540	661
5% 4/15/33	520	635
5% 4/15/34	720	878
5% 4/15/35	755	919
5% 4/15/36	720	875
5% 4/15/37	950	1,154
5% 4/15/38	1,095	1,327
5% 4/15/39	1,190	1,440
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	2,970	3,012
Series 2016 D, 5% 8/15/22	2,430	2,464
Series 2016 E, 5% 8/15/22	2,605	2,642
Series 2016 J, 5% 8/15/22	2,590	2,626
Series 2019 A, 5% 8/15/29	3,060	3,640
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,695	1,712
5% 7/1/29	1,740	1,946
Wichita Falls Independent School District Series 2021, 4% 2/1/24	1,000	1,038
TOTAL TEXAS		1,199,814
Utah - 0.3%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (c)	1,120	1,227
5% 7/1/28 (c)	3,885	4,306
Series 2018 A:
5% 7/1/29 (c)	1,500	1,684
5% 7/1/30 (c)	1,345	1,506
Series 2021 A, 4% 7/1/38 (c)	5,000	5,222
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	2,915	2,961
Utah Gen. Oblig. Series 2020 B:
5% 7/1/22	2,875	2,903
5% 7/1/23	2,740	2,854
5% 7/1/28	3,305	3,872
TOTAL UTAH		26,535
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (c)	1,590	1,761
Virginia - 1.5%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/27	120	137
5% 7/1/28	1,175	1,361
5% 7/1/30	1,265	1,508
5% 7/1/32	1,005	1,189
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	1,812
5% 8/1/32	1,500	1,809
5% 8/1/33	1,500	1,806
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	970	980
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,332
5% 6/15/29	1,385	1,457
5% 6/15/33	1,475	1,550
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57	3,725	4,268
Series 2021 A, 5% 7/1/26	28,000	31,248
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	1,455	1,690
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	639
5% 6/15/32	1,750	1,914
5% 6/15/34	2,235	2,440
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,128
Series 2017 E, 5% 2/1/31	10,295	11,776
(21st Century College and Equip. Progs.) Series 2020 A:
5% 2/1/34	1,050	1,237
5% 2/1/35	2,500	2,942
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	10,177
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	7,104
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1, 5% 8/1/23	4,310	4,494
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 1/1/39 (c)	1,850	1,906
4% 7/1/39 (c)	2,750	2,834
4% 1/1/40 (c)	3,200	3,292
5% 7/1/36 (c)	2,875	3,261
5% 1/1/37 (c)	6,265	7,100
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 7/1/33 (c)(e)	1,590	1,660
4% 7/1/35 (c)(e)	2,540	2,636
4% 1/1/36 (c)(e)	3,000	3,107
4% 1/1/37 (c)(e)	4,500	4,650
4% 1/1/38 (c)(e)	4,750	4,896
4% 1/1/39 (c)(e)	4,000	4,116
4% 1/1/40 (c)(e)	3,500	3,599
Series 2020 A:
5% 1/1/28	1,100	1,224
5% 1/1/29	1,400	1,576
5% 1/1/30	1,600	1,790
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,108
5% 1/1/33	2,515	2,733
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	2,200	2,197
TOTAL VIRGINIA		155,683
Washington - 2.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,906
Energy Northwest Elec. Rev. Series 2017 A, 5% 7/1/26	1,185	1,196
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/23 (Pre-Refunded to 7/1/22 @ 100)	970	979
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,265	2,287
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	1,075	1,113
Series 2016 B:
5% 10/1/26 (c)	3,625	4,008
5% 10/1/29 (c)	4,615	5,082
Series 2016:
5% 2/1/27	1,205	1,330
5% 2/1/29	2,430	2,678
Series 2018 A:
5% 5/1/29 (c)	1,515	1,685
5% 5/1/37 (c)	2,290	2,518
Series 2019, 5% 4/1/28 (c)	2,250	2,549
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	860	892
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	4,345	4,122
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,183
5% 1/1/36	1,140	1,272
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,518
5% 6/1/24	3,430	3,553
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	31,300	31,550
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	16,376
Series 2018 C, 5% 8/1/30	6,665	7,591
Series 2018 D:
5% 8/1/32	24,300	27,597
5% 8/1/33	30,735	34,855
Series 2019 B, 5% 6/1/34	3,300	3,805
Series 2020 C, 5% 2/1/37	9,530	11,205
Series R-2017 A:
5% 8/1/27	1,735	1,947
5% 8/1/28	1,735	1,944
5% 8/1/30	1,735	1,937
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	262
5% 7/1/26	1,935	2,158
5% 7/1/29	3,100	3,556
5% 7/1/34	610	692
5% 7/1/42	5,305	5,991
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	2,780
5% 10/1/28	1,940	2,258
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,403
5% 8/15/26	1,175	1,292
5% 8/15/28	3,825	4,269
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	6,407
Series 2015:
5% 1/1/23	1,100	1,127
5% 1/1/29 (Pre-Refunded to 7/1/25 @ 100)	1,260	1,364
Series 2017, 5% 8/15/32	1,520	1,683
Series 2019 A1:
5% 8/1/31	1,000	1,144
5% 8/1/35	1,500	1,705
Series 2019 A2, 5% 8/1/44	5,995	6,716
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	603
5% 10/1/31	2,635	2,874
5% 10/1/33	560	610
Series 2019, 4% 10/1/49	5,235	5,308
Series 2016 A, 5% 10/1/30	2,510	2,741
TOTAL WASHINGTON		236,621
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,355
Wisconsin - 2.3%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,223
5% 1/1/34	1,000	1,155
5% 1/1/38	1,050	1,201
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	3,600	4,073
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A2, 0.45%, tender 5/2/22 (b)(c)	52,800	52,765
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (d)	1,135	1,171
5.25% 5/15/37 (d)	345	358
5.25% 5/15/42 (d)	420	435
5.25% 5/15/47 (d)	420	435
5.25% 5/15/52 (d)	790	816
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	915	952
5% 10/1/48 (d)	1,175	1,216
5% 10/1/53 (d)	3,010	3,108
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	9,015	9,861
Series 2020, 5% 4/1/30 (d)	500	543
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,050	811
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,350	966
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	1,400	963
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,350	893
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	1,250	793
Series 2020 D:
0% 12/15/28 (Assured Guaranty Muni. Corp. Insured)	255	206
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	390	304
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	725
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/29	4,895	5,823
Series 2014 4, 5% 5/1/25	1,575	1,697
Series 2021 2, 5% 5/1/25	5,270	5,761
Series 2021 A:
5% 5/1/32	7,920	9,133
5% 5/1/34	10,820	12,449
5% 5/1/35	11,365	13,065
Series A, 5% 5/1/30	2,915	3,244
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (b)	2,515	2,800
Series 2014 A:
5% 11/15/24	8,510	9,167
5% 11/15/27	6,515	7,010
Series 2014:
5% 5/1/26	810	854
5% 5/1/28	1,750	1,840
5% 5/1/29	865	909
Series 2015, 5% 12/15/27	1,175	1,264
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,337
Series 2017 A:
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	2,046
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,387
Series 2019 B1, 2.825% 11/1/28	2,130	2,022
Series 2019 B2, 2.55% 11/1/27	1,365	1,368
Series 2019:
5% 12/15/31	1,000	1,176
5% 12/15/32	1,750	2,054
5% 12/15/34	1,720	2,014
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,009
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,945	7,225
Series 2012:
5% 6/1/27	1,750	1,764
5% 6/1/32	995	1,001
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,623
5% 6/1/39	2,345	2,358
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	4,370	4,391
Series A, 3.5% 9/1/50	8,260	8,450
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	1,140	1,097
0.81%, tender 5/1/25 (b)	3,800	3,589
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	9,534
5% 5/1/27	12,590	14,281
TOTAL WISCONSIN		230,715
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/24	250	260
TOTAL MUNICIPAL BONDS (Cost $9,491,446)		9,328,458

Municipal Notes - 2.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.2%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	7,000	7,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series 2018 XM 06 15, 0.7% 4/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	1,750	1,750
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,680	5,680
TOTAL ARIZONA		14,430
California - 0.3%
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	32,115	32,115
Colorado - 0.0%
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	839	839
Florida - 0.1%
Broward County Arpt. Sys. Rev. Participating VRDN Series XM 08 95, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	6,300	6,300
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,800	2,800
TOTAL FLORIDA		9,100
Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.68% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,950	2,950
Illinois - 0.1%
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	7,419	7,419
Kentucky - 0.3%
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,000	3,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.5% 4/1/22, VRDN (b)(c)	10,500	10,500
Series 2020 B1, 0.5% 4/1/22, VRDN (b)(c)	10,500	10,500
TOTAL KENTUCKY		24,000
Louisiana - 0.1%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	3,700	3,700
Missouri - 0.0%
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,400	1,400
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	3,010	3,010
New Jersey - 0.2%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 0.68% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,210	6,210
Series XM 09 29, 0.68% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	5,335	5,335
Roselle County of Union BAN Series 2021 A, 1.5% 7/20/22	6,900	6,903
TOTAL NEW JERSEY		18,448
New York - 0.5%
Broome County Gen. Oblig. BAN Series 2021 A, 1.5% 4/29/22	30,875	30,883
Hempstead Union Free School District:
BAN Series 2021 B, 1% 7/13/22	3,000	2,997
RAN Series 2021 A, 1% 6/30/22	3,000	2,998
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series XM 09 35, 0.69% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,100	2,100
New York Thruway Auth. Gen. Rev. Participating VRDN Series XM 08 30, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	11,410	11,410
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 0.63% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	1,315	1,315
TOTAL NEW YORK		51,703
South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2021 XF 12 43, 0.66% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,740	1,740
Tennessee - 0.0%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,200	3,200
Texas - 0.3%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,700	5,700
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,985	2,985
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	7,800	7,800
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	12,125	12,125
TOTAL TEXAS		28,610
Utah - 0.0%
Salt Lake City Arpt. Rev. Participating VRDN Series 17 XM 0493, 0.63% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	3,700	3,700
Wisconsin - 0.0%
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,337	1,337
TOTAL MUNICIPAL NOTES (Cost $207,763)		207,701

Money Market Funds - 6.5%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 0.47% (j)(k) (Cost $655,940)	655,812,794	655,956

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $10,355,149)	10,192,115
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(132,116)
NET ASSETS - 100.0%	10,059,999

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,689,000 or 1.1% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,115,000 or 0.3% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/14/20	32,115

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	372,020	772,318	488,394	221	-	-	655,944	36.5%
Total	372,020	772,318	488,394	221	-	-	655,944

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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